    As filed with the Securities and Exchange Commission on January 28, 1999
    --------------------------------------------------------------------------
                                                       Registration No. 33-71158


                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

                      __________________________________

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                  ___________


                     Post-Effective Amendment No. 8      X
                                                     ---------


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  ___________


                           Amendment No. 10       X
                                              ----------


                       (Check appropriate box or boxes)

                      __________________________________

                   LINCOLN NATIONAL EQUITY-INCOME FUND, INC.
              (Exact name of registrant as specified in charter)

                           1300 South Clinton Street
                          Fort Wayne, Indiana  46802
             (Address of Principal Executive Offices)  (Zip Code)

       Registrant's Telephone Number, including Area Code (219)455-2000

                             Jack D. Hunter, Esq.
                             200 East Berry Street
                           Fort Wayne, Indiana 46802
                    (Name and Address of Agent for Service)

                        Copies of all communications to
                        Freedman, Levy, Kroll & Simonds
                        1050 Connecticut Avenue, N.W.,
                                   Suite 825
                            Washington, D.C. 20036
                       Attention: Gary O. Cohen, Esq.
                                  Bruce Rosenblum, Esq.

                         Fiscal year-end:  December 31

     It is proposed that this filing will become effective:

                immediately upon filing pursuant to paragraph (b)
          ---
                on __________ pursuant to paragraph (b)
                60 days after filing pursuant to paragraph (a) (b)
          ---


           x    on April 19, 1999 pursuant to paragraph (a) (1)
          ---

                75 days after filing pursuant to paragraph (a) (2)
          ---
                on _________ pursuant to paragraph (a) (2) of Rule 485.
          ---


If appropriate, check the following box:
[ ] This post effective amendment designates a new effective date for a previously filed post-effective amendment.

PREFACE TO THE MULTI FUND-REGISTERED TRADEMARK- PROSPECTUSES

THE PREFACE AND DIRECTORY ARE PART OF THE PROSPECTUS FOR EACH OF THE FOLLOWING
FUNDS:

Lincoln National Aggressive Growth Fund, Inc. (Aggressive Growth)

Lincoln National Bond Fund, Inc. (Bond)

Lincoln National Capital Appreciation Fund, Inc. (Capital Appreciation)

Lincoln National Equity-Income Fund, Inc. (Equity Income)

Lincoln National Global Asset Allocation Fund, Inc. (Global Asset Allocation)

Lincoln National Growth and Income Fund, Inc. (Growth and Income)

Lincoln National International Fund, Inc. (International)

Lincoln National Managed Fund, Inc. (Managed)

Lincoln National Money Market Fund, Inc. (Money Market)

Lincoln National Social Awareness Fund, Inc. (Social Awareness)

Lincoln National Special Opportunities Fund, Inc. (Special Opportunities)

Each FUND has its own Prospectus that describes the FUND and its investment objective. We refer to each of the FUNDS as a FUND and to all of the FUNDS together as the FUNDS.


Each FUND sells its shares only to Lincoln National Life Insurance Co. and its affiliates (LINCOLN LIFE). LINCOLN LIFE holds the shares in its separate accounts to support variable annuity contracts and variable life insurance contracts (CONTRACTS). We refer to a separate account as a VARIABLE ACCOUNT. Each VARIABLE ACCOUNT has its own prospectus that describes the ACCOUNT and the CONTRACTS it supports. You choose the FUND or FUNDS in which a VARIABLE ACCOUNT invests your CONTRACT assets. In effect, you invest indirectly in the FUND(S) that you choose under your CONTRACT.


Each FUND Prospectus discusses the information about the FUND that you ought to know before choosing to invest your CONTRACT assets in one or more of the FUNDS. You can find information unique to each FUND in that FUND'S Prospectus. You can find information common to all FUNDS in the APPENDIX following the individual FUND Prospectuses.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if these prospectuses are truthful or complete. Any representation to the contrary is a criminal offense.

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what these Prospectuses state. These Prospectuses do not offer to sell FUND shares, or seek offers to buy FUND shares, where it would be unlawful.

Prospectuses dated May 1, 1999

DIRECTORY FOR THE FUND PROSPECTUS

SUBJECT                                          PAGE
--------------------------------------------------------
PREFACE
SUMMARY DESCRIPTION OF THE FUND
Aggressive Growth
Bond
Capital Appreciation
Equity-Income
Global Asset Allocation
Growth and Income
International
Managed
Money Market
Social Awareness
Special Opportunities
--------------------------------------------------------
FEE TABLE
Aggressive Growth
Bond
Capital Appreciation
Equity-Income
Global Asset Allocation
Growth and Income
International
Managed
Money Market
Social Awareness
Special Opportunities
--------------------------------------------------------
INVESTMENT STRATEGIES
Aggressive Growth
Bond
Capital Appreciation
Equity-Income
Global Asset Allocation
Growth and Income
International
Managed
Money Market
Social Awareness
Special Opportunities

SUBJECT                                          PAGE
--------------------------------------------------------
RISKS OF INVESTMENT STRATEGIES
Aggressive Growth
Bond
Capital Appreciation
Equity-Income
Global Asset Allocation
Growth and Income
International
Managed
Money Market
Social Awareness
Special Opportunities
--------------------------------------------------------
INVESTMENT ADVISER AND PORTFOLIO MANAGER
Aggressive Growth
Bond
Capital Appreciation
Equity-Income
Global Asset Allocation
Growth and Income
International
Managed
Money Market
Social Awareness
Special Opportunities
--------------------------------------------------------
APPENDIX -- CONTAINS IMPORTANT INFORMATION
FOR ALL FUNDS
Net asset value
Management of the funds
Purchase and redemption of fund shares
Distribution and federal income tax
considerations
Management discussion of fund performance
General Information
Financial highlights
Preparing for the year 2000

LINCOLN NATIONAL
EQUITY-INCOME FUND, INC.

SUMMARY DESCRIPTION OF THE FUND

The investment objective of the Equity-Income Fund (FUND) is to seek reasonable income by investing primarily in income-producing equity securities. The FUND pursues this objective primarily by investing in a diverse group of stocks that pay dividends (income-producing stocks). When selecting securities, the FUND also considers the potential for obtaining long-term growth of capital (capital appreciation). The FUND tends to invest in income-producing stocks of large-sized "value" companies: companies with market capitalizations of more than $5 billion, that tend to be inexpensive relative to their earnings or assets compared to other types of stocks (value stocks). The FUND seeks a yield for its shareholders that exceeds the yield on the securities comprising the Standard & Poor's 500 Composite Stock Index (S&P 500) .

The FUND'S primary investment strategies include

- investing at least 65% of the FUND'S total assets in income-producing equity securities;

- potentially investing in other types of equity securities and fixed-income securities (debt obligations), including lower-quality debt obligations such as junk bonds;

- investing in both U.S. and foreign securities; and

- using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

The main investment risks of choosing to invest your CONTRACT assets in the FUND are as follows:

- the value of the FUND'S shares will fluctuate, and you could lose money;

- value stocks can perform differently than (1) the stock market as a whole and
  (2) other types of stocks, and can continue to be undervalued in the market for long periods of time;

- companies that have had a record of paying dividends could reduce or eliminate their payment of dividends at any time for many reasons;

- the value of the debt obligations held by the FUND -- and therefore, the value of the FUND'S shares -- will fluctuate with changes in interest rates (interest rate risk) and the perceived ability of the issuer to make interest or principal payments on time (credit risk);

- because the FUND may invest lower-quality debt obligations such as junk bonds, the FUND involves more interest rate risk and credit risk -- and, therefore, more risk of loss; and

- investing in securities of foreign issuers involves greater risks than investing in U.S. securities, including risk of loss from foreign currency fluctuations, international economic or financial instability, and foreign government or political actions.

The following information provides some indication of the risks of choosing to invest your CONTRACT assets in the FUND. The information shows:

- changes in the FUND'S performance from year to year and

- how the FUND'S average annual returns for one year and the FUND'S lifetime compare with those of a broad measure of market performance.

Please note that the past performance of the FUND is not necessarily an indication of how the fund will perform in the future.

                                    [CHART]

The FUND'S highest return for a quarter occurred in the     quarter of 199 at:
   %

The FUND'S lowest return for a quarter occurred in the     quarter of 199 at:
   %

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED 12/31/98)

PERIOD BACK                             EQUITY-INCOME  S&P 500*
------------------------------------------------------------------
1 year
5 year
10 year
Lifetime**

 * The S&P 500 is the Standard & Poor's Composite Index of 500 stocks, a widely recognized unmanaged index of common stock prices.

**  The FUND'S lifetime began May 1, 1994.

INVESTMENT STRATEGIES

The investment objective of the FUND is to seek reasonable income by investing primarily in income-producing equity securities. Equity securities include stocks (common stocks), preferred stock, and debt obligations and warrants convertible into stocks. When selecting securities, the FUND also considers the potential for obtaining capital appreciation, as measured by the change in the value of the security over time.

The FUND pursues its objective primarily by investing in a diverse group of income-producing securities. The FUND tends to invest in income-producing stocks of large-sized "value" companies. The FUND, however, is not required to use any particular investment style when selecting investments. For these purposes, large-size companies have market capitalizations of more than $5 billion. (A company's market capitalization is calculated by multiplying the total number of shares of its common stock outstanding by the market price of the stock. As a point of reference, as of the date of this prospectus, the average market capitalization of the S&P 500, a broad based market index representative of larger, typically more financially stable companies, was [$60 billion].) Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks.

Further, the FUND emphasizes above-average income-producing equity securities that are expected to provide above market yields. (Yield is a measurement used to evaluate stocks that compares the stock's dividend to its current price.) The FUND seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500.

The FUND'S primary investment strategies include

- normally investing at least 65% of the FUND'S total assets in income-producing equity securities;

- potentially investing in other types of equity securities and debt obligations, including lower-quality debt obligations (junk bonds); and

- investing in both U.S. and foreign securities.

The FUND may invest in many different types of debt obligations, including corporate bonds, government securities, and asset--backed securities, including mortgage-backed securities. The FUND may invest in debt obligations of any quality, including junk bonds. Junk bonds are debt obligations rated below investment-grade. (Investment-grade debt obligations are those rated at the time of purchase in the top four credit rating categories of a nationally recognized statistical rating organization, or, if unrated, are judged by the FUND to be of comparable quality. SEE the SAI APPENDIX for the 11 FUNDS for a description of the credit rating categories of two of these entities, Moody's Investor Service, Inc. and Standard & Poor's Corp., and a description of U.S. government securities.)

Further, the FUND may invest in securities of U.S. or foreign issuers of any size. Foreign securities are those that (1) are denominated in a foreign currency and (2) do not trade publicly in the U.S. Foreign securities include securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, in a country outside of the United States.

When buying and selling securities, the FUND relies on fundamental analysis of each issuer. (A company's fundamentals refers to items related to the company's financial condition or its competitiveness.) The FUND assesses each issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions.

OTHER STRATEGIES

The FUND also may use other investment strategies to pursue its investment objective. The FUND also may use various techniques, such as buying and selling futures contracts, to increase or decrease the FUND'S exposure to changing security prices, or other factors that affect security values. The FUND'S SAI describes these other investment strategies and techniques and the risks they involve.

As a temporary defensive strategy, the FUND may invest in securities such as investment-grade bonds, high-quality preferred stocks, and short-term notes. To the extent the FUND uses a temporary defensive strategy, it would not be using its primary investment strategies. The FUND may use a temporary defensive strategy in response to market, economic, political or other conditions.

RISKS OF INVESTMENT STRATEGIES

Investing in equity securities involves the risk that the value of the equity securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the FUND'S equity investments -- and, therefore, the value of the FUND'S shares held under your CONTRACT -- to fluctuate, and you could lose money.

Further, the FUND tends to invest in income-producing value stocks. Companies that have had a record of paying dividends could reduce or eliminate their payment of dividends at any time for many reasons, including poor business prospects or a downward turn in the economy in general. Additionally, value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Moreover, the FUND may invest in the securities of companies of all sizes. Investing in the equity securities of smaller and medium-sized, less mature, lesser-known companies involves greater risks than those normally associated with larger, more mature, well-known companies. The FUND runs a risk of increased and more rapid fluctuations in the value of its investments. This is due to the greater business risks of small size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than the larger capitalization stocks included in the S&P 500. One reason is that smaller and medium-sized companies have less certain prospects for growth, a lower degree of liquidity in the markets for their stocks, and greater sensitivity to changing economic conditions.

Additionally, the prices of small and medium-sized company stocks may fluctuate independently of larger company stock prices. Small and medium--sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many independent factors lead to this result, such as the current and anticipated global economic environment and current and anticipated direction of interest rates in the United States, for example. Slower economic conditions or increasing interest rates may have been reasons historically for declining values in small and medium capitalization companies. The stock of companies with small and medium stock market capitalizations may trade less frequently and in limited volume.

Investing in debt obligations primarily involves interest rate risk and credit risk.

Interest rate risk is the risk that the value of the debt obligations held by the FUND -- and therefore, the value of the FUND'S shares -- will fluctuate with changes in interest rates. As a general matter, the value of debt obligations will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the FUND.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risks than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (junk bonds). The value of the debt obligations held by the FUND -- and, therefore, the value of the FUND'S shares -- will fluctuate with the changes in the credit ratings of the debt obligations held. Generally, a decrease in an issuer's credit rating will cause the value of that issuer's outstanding debt obligations to fall. The issuer may also have increased interest payments, as issuers with lower credit ratings generally have to pay higher interest rates to borrow money. As a result, the issuer's future earnings and profitability could also be negatively affected. This could further increase the credit risks associated with that debt obligation.

If debt obligations held by the FUND are assigned a lower credit rating, the value of these debt obligations and, therefore, the value of the FUND'S shares could fall, and you could lose money. Because the FUND may also invest in debt obligations of any quality, including junk bonds, the FUND involves more risk of loss than that normally associated with a fund that only invests in high-quality corporate bonds. Junk bonds are often considered speculative and involve significantly higher credit risk. Junk bonds are also more likely to experience significant fluctuation in value due to changes in the issuer's credit rating. The value of junk bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.

Finally, investing in foreign securities involves additional risks. Foreign currency fluctuations or economic or financial instability could cause the value of the FUND'S investments -- and, therefore, the value of the FUND'S shares -- to fluctuate, and you could lose money.

Investing in foreign securities also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign government's imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring the FUND'S withdrawal of assets from the country. As a general matter, risk of loss is typically higher for issuers in emerging markets located in less developed or developing countries.

Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the FUND'S foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S. (SEE the SAI APPENDIX for the 11 FUNDS for a more detailed discussion of the risks and costs involved in investing in securities of foreign issuers.)

You may consider choosing the FUND for investing some portion of your CONTRACT assets if (1) you are seeking reasonable income and some capital appreciation by investing in stocks, and (2) you are comfortable with the risks associated with investing in value stocks and other types of equity securities and debt obligations, as well as the other risks of investing in the FUND.

INVESTMENT ADVISER AND PORTFOLIO MANAGER

The FUND'S investment adviser is Lincoln Investment Management, Inc. (LINCOLN INVESTMENT). You can find information about LINCOLN INVESTMENT in the Appendix under "Management of the funds -- Investment adviser."

LINCOLN INVESTMENT is responsible for overall management of the FUND'S investments. This includes monitoring the FUND'S sub-adviser, Fidelity Management Trust Co. (Fidelity Trust). Fidelity Trust is responsible for the day-to-day management of the FUND'S investments. As of January 31, 1999,
Fidelity Trust had $    billion in discretionary assets under management.

Fidelity Trust has served as the FUND'S sub-adviser since 1993. Stephen R. Petersen, Senior Vice-President of Fidelity Trust, manages the FUND. Mr. Petersen also serves as portfolio manager for several separate institutional accounts of the sub-adviser as well as for two Fidelity mutual funds. Mr. Petersen holds undergraduate and Master's degrees from the University of Wisconsin.

THIS PAGE WAS INTENTIONALLY LEFT BLANK.

APPENDIX -- CONTAINS IMPORTANT INFORMATION FOR ALL FUNDS

This Appendix is part of the Prospectus of:

Lincoln National Aggressive Growth Fund, Inc.
(Aggressive Growth)

Lincoln National Bond Fund, Inc. (Bond)

Lincoln National Capital Appreciation Fund, Inc.
(Capital Appreciation)

Lincoln National Equity-Income Fund, Inc.
(Equity-Income)

Lincoln National Global Asset Allocation Fund, Inc. (Global Asset Allocation)

Lincoln National Growth and Income Fund, Inc. (Growth and Income)

Lincoln National International Fund, Inc. (International)

Lincoln National Managed Fund, Inc. (Managed)

Lincoln National Money Market Fund, Inc.
(Money Market)

Lincoln National Social Awareness Fund, Inc.
(Social Awareness)

Lincoln National Special Opportunities Fund, Inc.
(Special Opportunities)

The following information applies to each FUND, unless otherwise indicated.

NET ASSET VALUE

Each FUND determines its net asset value per share (NAV) as of close of business (currently 4:00 p.m., New York time) on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. Each FUND, except the Money Market Fund, determines its NAV by:

- adding the values of all securities investments and other assets,

- subtracting liabilities (including dividends payable), and

- dividing by the number of shares outstanding.

NYSE's most recent announcement states that, as of the date of this prospectus, the NYSE will be closed on New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. NYSE may also be closed on other days. The NYSE may modify its holiday schedule at any time.

A FUND'S securities investments may be traded in other markets on days when the NYSE is closed. Therefore, the FUND'S NAV may fluctuate on days when you do not have access to the FUND to purchase or redeem shares.

See the SAI Appendix for the methodology that a FUND (other than for the Money Market Fund) uses to value short-term investments, options, futures and options on futures, and foreign securities.

Each FUND values its securities investments as follows:

- equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on exchanges or over-the-counter;

- debt securities and other assets of a FUND, at their bid quotations; and

- equity securities, debt securities and other assets for which market quotations are not readily available, fair value as determined in good faith.

MONEY MARKET FUND. The Money Market Fund determines its NAV by the amortized cost method of valuation provided by SEC Rule 2a-7 under the Investment Company Act of 1940. Under the Rule, the FUND'S NAV must fairly reflect market value.

MANAGEMENT OF THE FUNDS

Each FUND'S business and affairs are managed under the direction of its Board of Directors. The Board has the power to amend the bylaws of each FUND, to declare and pay dividends, and to exercise all the powers of the FUND except those granted to the shareholders.

INVESTMENT ADVISOR. LINCOLN INVESTMENT MANAGEMENT, INC. (LINCOLN INVESTMENT OR ADVISOR) is the INVESTMENT ADVISOR to each FUND. Its headquarters are at 200 East Berry Street, Fort Wayne, Indiana 46802.

The ADVISOR has registered with the SEC as an INVESTMENT ADVISOR and acted as an INVESTMENT ADVISOR to mutual FUNDS for over 40 years. The ADVISOR also acts as
(1) INVESTMENT ADVISOR to Lincoln National Convertible Securities Fund, Inc. and Lincoln National Income Fund, Inc., closed-end investment companies, and (2) SUB-ADVISER to two of the series of Delaware Group Adviser Funds, Inc., an open-end series investment company.

The ADVISOR is a wholly-owned subsidiary of Lincoln National Corp. (LNC), a publicly-held insurance holding company organized under Indiana law. LNC, through its subsidiaries, provides life insurance and annuities, property-casualty insurance, reinsurance and financial services.

Directors, officers and employees of the ADVISOR and each FUND may engage in personal securities transactions, subject to restrictions and procedures of the Code of

Ethics adopted by the ADVISOR and each FUND. The restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.

The ADVISOR, either directly or through a SUB-ADVISER, provides portfolio management and investment advice to each FUND and administers each FUND'S other affairs, subject to the supervision of each FUND'S Board of Directors.

Each FUND pays the ADVISOR a monthly fee for the ADVISOR'S services. The annual rate of the fee is based on the average daily net asset value of each FUND, as shown in the following chart:

FUND                                                  ...OF AVERAGE DAILY NET ASSET VALUE
----------------------------------------------------------------------------------------------------------
Aggressive Growth                    .75 of 1% of the first $200 million; .70 of 1% of the next $200 million; .65 of 1% of the excess over $400 million
Capital Appreciation                 .75 of 1% of the first $500 million; .70 of 1% of the excess over
                                     $500 million
Equity-Income                        .75 of 1% of the first $500 million; .70 of 1% of the excess over
                                     $500 million
Global Asset Allocation              .75 of 1% of the first $200 million; .70 of 1% of the next $200 million; and .68 of 1% of the excess over $400 million
International                        .90 of 1% of the first $200 million; .75 of 1% of the next $200 million; and .60 of 1% in excess over $400 million
All other FUNDS                      .48 of 1% of the first $200 million; .40 of 1% of the next $200 million; and .30 of 1% in excess over $400 million

--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF FUND SHARES

Each FUND sells its shares of common stock only to LINCOLN LIFE. LINCOLN LIFE holds the FUND shares in separate accounts (VARIABLE ACCOUNTS) that support various LINCOLN LIFE variable annuity contracts and variable life insurance contracts.

Each FUND sells and redeems its shares, without charge, at their NAV next determined after LINCOLN LIFE receives a purchase or redemption request. However, each FUND redeems its shares held by LINCOLN LIFE for its own account at the NAV next determined after the FUND receives the redemption request. The value of shares redeemed may be more or less than original cost, depending on the market value of a FUND'S securities investments at the time of redemption.

The FUND normally pays for shares redeemed within seven days after LINCOLN LIFE receives the redemption request. However, a FUND may suspend redemption or postpone payment for any period when:

- the NYSE closes for other than weekends and holidays;

- the SEC restricts trading on the NYSE;

- the SEC determines that an emergency exists, so that a FUND'S (1) disposal of investment securities, or (2) determination of net asset value, is not reasonably practicable; or

- The SEC permits, by order, for the protection of FUND shareholders.

DISTRIBUTIONS AND FEDERAL INCOME TAX CONSIDERATIONS

Each FUND'S policy is to distribute substantially all of its net investment income and net realized capital gains each year. A FUND may distribute net realized capital gains only once a year. Each FUND pays these distributions to LINCOLN LIFE for the VARIABLE ACCOUNTS. The VARIABLE ACCOUNTS automatically reinvest the distributions in additional FUND shares at no charge.

Each FUND has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). The Code relieves a regulated investment company from certain Federal income tax and excise tax, if the company distributes substantially all of its net investment income and net realized capital gains. See the SAI for a more complete discussion.

Each FUND must meet asset diversification requirements under Section 817(h) of the Code and the related regulation of the United States Treasury Department. Each FUND intends to comply with these diversification requirements.

The sole shareholder of the FUNDS is LINCOLN LIFE. Consequently, this Appendix does not discuss the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (CONTRACT OWNERS), including the failure of a FUND to meet the diversification requirements discussed above, see the Prospectus for the VARIABLE ACCOUNT.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Each FUND'S Annual Report includes the portfolio manager's discussion of the FUND'S performance for the previous fiscal year and the factors affecting the performance. Each FUND will send you a free copy of its Annual Report on request.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the FUNDS for the past 5 years [or, if shorter, the period of the FUND'S operations]. Certain information reflects financial results for a single FUND share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the FUND (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with each FUND'S financial statements, are included in the annual report, which is available upon request.

                                 INCOME FROM INVESTMENT OPERATIONS         LESS DIVIDENDS FROM:
                                            NET REALIZED
                                                AND
                NET ASSET                    UNREALIZED
                  VALUE           NET       GAIN (LOSS)    TOTAL FROM       NET       NET REALIZED                 NET ASSET
               BEGINNING OF   INVESTMENT         ON        INVESTMENT    INVESTMENT     GAIN ON        TOTAL      VALUE END OF
PERIOD ENDED      PERIOD     INCOME (LOSS)  INVESTMENTS    OPERATIONS      INCOME     INVESTMENTS    DIVIDENDS       PERIOD

------------------------------------------------------------------------------------------------------------------------------

                                           RATIO OF NET
                               RATIO OF     INVESTMENT                  NET ASSETS
                             EXPENSES TO    INCOME TO     PORTFOLIO     AT END OF
                  TOTAL      AVERAGE NET   AVERAGE NET     TURNOVER       PERIOD
PERIOD ENDED     RETURN**       ASSETS        ASSETS         RATE        (0000'S)
-------------

 * The per share data, total return, ratios and portfolio turnover are calculated for the period from commencement of investment activity on May 2, 1988 through December 31, 1988 for the Social Awareness Fund, May 1, 1991 through December 31, 1991 for the International Fund, May 1, 1994 through December 31, 1994 for the Equity Income, Capital Appreciation and Aggressive Growth Fund. Accordingly, the total return, ratios, and portfolio turnover have NOT been calculated on an annualized basis.

** Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual FUND shares in which the VARIABLE ACCOUNTS may invest.

GENERAL INFORMATION

You should direct any inquiry to Lincoln National Life Insurance Co., at P.O. Box 2340, Fort Wayne, Indiana 46801, or, call 1-800-4LINCOLN (454-6265).

Each FUND will issue:

- unaudited semiannual reports showing current investments and other information; and

- annual financial statements audited by the FUND'S independent auditors.

These Prospectuses do not contain all the information included in the Registration Statements that the FUNDS have filed with the SEC. You may examine the Registration Statements, including exhibits, at the SEC in Washington, D.C. Statements made in the Prospectuses about any variable annuity contract, variable life insurance contract, or other document referred to in a CONTRACT, are not necessarily complete. In each instance, we refer you to the copy of that CONTRACT or other document filed as an exhibit to the related Registration Statement. We qualify each statement in all respects by that reference.

The use of a FUND by both annuity and life insurance VARIABLE ACCOUNTS is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of CONTRACT OWNERS under the VARIABLE LIFE ACCOUNTS may conflict with those of CONTRACT OWNERS under the VARIABLE ANNUITY ACCOUNTS. Violation of the federal tax laws by one VARIABLE ACCOUNT investing in a FUND could cause the CONTRACTS funded through another VARIABLE ACCOUNT to lose their tax-deferred status, unless remedial action were taken. The Board of Directors of each FUND will monitor for any material conflicts and determine what action, if any, the FUND or a VARIABLE ACCOUNT should take.

A conflict could arise that requires a VARIABLE ACCOUNT to redeem a substantial amount of assets from any of the FUNDS. The redemption could disrupt orderly portfolio management to the detriment of those CONTRACT OWNERS still investing in that FUND. Also, that FUND could determine that it has become so large that its size materially impairs investment performance. The FUND would then examine its options.

LINCOLN LIFE performs the dividend and transfer functions for each FUND.

PREPARING FOR YEAR 2000

[Revised disclosure to be provided at the time of annual update filing.]

THIS PAGE WAS INTENTIONALLY LEFT BLANK.

You can find additional information in each FUND'S STATEMENT OF ADDITIONAL INFORMATION (SAI), which is on file with the SEC. Each FUND incorporates its SAI, dated May 1, 1999, into its Prospectus. Each FUND will provide a free copy of its SAI on request.

You can find still further information about each FUND'S investments in the FUND'S annual and semi-annual reports to shareholders. The Annual Report discusses the market conditions and investment strategies that significantly affected that FUND'S performance (except the Money Market Fund) during its last fiscal year. Each FUND will provide a free copy of its Annual and Semi-Annual Report on request.

For an SAI or Report, either write Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about a FUND, or to make inquiries.

You can review and copy information about the FUNDS (including the SAIS) at the SEC's Public Reference Room in Washington, D.C. You can get information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. You can also get reports and other information about the FUNDS on the SEC's Internet site at http:// www.sec.gov. You can get copies of this information by writing the SEC Public Reference Section, Washington, D.C. 20549-6009, and paying a duplicating fee.

Fund Investment Company Act File Numbers:

Lincoln National Aggressive Growth Fund, Inc.:   33-70742;   811-8090
Lincoln National Bond Fund, Inc.:                 2-80746;   811-3010
Lincoln National Capital Appreciation Fund,
Inc.:                                            33-70272;   811-8074
Lincoln National Equity-Income Fund, Inc.:       33-71158;   811-8126
Lincoln National Global Asset Allocation Fund,
Inc.:                                            33-13530;   811-5115
Lincoln National Growth and Income Fund, Inc.:    2-80741;   811-3211
Lincoln National International Fund, Inc.:       33-38335;   811-6233
Lincoln National Managed Fund, Inc.:              2-82276;   811-3683
Lincoln National Money Market Fund, Inc.:         2-80743;   811-3121
Lincoln National Social Awareness Fund, Inc.:    33-19896;   811-5464
Lincoln National Special Opportunities Fund,
Inc.:                                             2-80731;   811-3291

THIS PAGE WAS INTENTIONALLY LEFT BLANK.

PREFACE TO THE MULTI FUND-REGISTERED TRADEMARK- STATEMENTS OF ADDITIONAL INFORMATION

THE PREFACE AND TABLE OF CONTENTS ARE PART OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI) FOR EACH OF THE FOLLOWING FUNDS:

Lincoln National Aggressive Growth Fund, Inc. (Aggressive Growth)

Lincoln National Bond Fund, Inc. (Bond)

Lincoln National Capital Appreciation Fund, Inc. (Capital Appreciation)

Lincoln National Equity-Income Fund, Inc. (Equity Income)

Lincoln National Global Asset Allocation Fund, Inc. (Global Asset Allocation)

Lincoln National Growth and Income Fund, Inc. (Growth and Income)

Lincoln National International Fund, Inc. (International)

Lincoln National Managed Fund, Inc. (Managed)

Lincoln National Money Market Fund, Inc. (Money Market)

Lincoln National Social Awareness Fund, Inc. (Social Awareness)

Lincoln National Special Opportunities Fund, Inc. (Special Opportunities)

Each FUND has its own SAI that provides more information about that FUND. For each FUND'S SAI, the FUND'S audited financial statements and the report of Ernst & Young LLP, Independent Auditors, are incorporated by reference to the FUNDS' 1998 Annual Report. A FUND'S SAI should be read in conjunction with the Prospectus of that FUND dated May 1, 1999. You may obtain a copy of any FUNDS' Annual Report or Prospectus on request and without charge. Please write Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).

A FUND'S SAI is not a Prospectus.

The date of each FUND'S SAI is May 1, 1999.

TABLE OF CONTENTS FOR THE FUND SAIS

SUBJECT                                          PAGE
--------------------------------------------------------
PREFACE
DESCRIPTION OF THE FUND
Aggressive Growth
Bond
Capital Appreciation
Equity-Income
Global Asset Allocation
Growth and Income
International
Managed
Money Market
Social Awareness
Special Opportunities
--------------------------------------------------------
ADDITIONAL INVESTMENT STRATEGIES AND RISKS
Aggressive Growth
Bond
Capital Appreciation
Equity-Income
Global Asset Allocation
Growth and Income
International
Managed
Money Market
Social Awareness
Special Opportunities
--------------------------------------------------------
STRATEGIC PORTFOLIO TRANSACTIONS
Aggressive Growth
Bond
Capital Appreciation
Equity-Income
Global Asset Allocation
Growth and Income
International
Managed
Money Market
Social Awareness
Special Opportunities

SUBJECT                                          PAGE
--------------------------------------------------------
INVESTMENT RESTRICTIONS
Aggressive Growth
Bond
Capital Appreciation
Equity-Income
Global Asset Allocation
Growth and Income
International
Managed
Money Market
Social Awareness
Special Opportunities
--------------------------------------------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE
Aggressive Growth
Bond
Capital Appreciation
Equity-Income
Global Asset Allocation
Growth and Income
International
Managed
Money Market
Social Awareness
Special Opportunities
--------------------------------------------------------
SAI APPENDIX -- CONTAINS IMPORTANT
INFORMATION FOR ALL FUNDS
Investment advisor and sub-advisor
Directors and officers
Fund expenses
Description of shares
Strategic portfolio transactions --
additional information
Foreign investments
Valuation of portfolio securities
Custodian
Independent auditors
Financial statements
Bond and commercial paper ratings
Taxes
Derivative transactions -- definitions

Lincoln National
Equity-Income Fund, Inc.

Description of the fund

The Equity-Income Fund (FUND) was incorporated in Maryland in 1993. It is a diversified open-end management investment company whose investment objective is to seek reasonable income by investing primarily in income-producing equity securities. The FUND'S investment objective and certain of its policies are fundamental and cannot be changed without the affirmative vote of a majority of the outstanding voting securities of the FUND. See "Investment Restrictions." There can be no assurance that the objective of the FUND will be achieved. References to ADVISOR in this SAI include both LINCOLN INVESTMENT MANAGEMENT, INC. (LINCOLN INVESTMENT) and Fidelity Management Trust Co. (SUB-ADVISER).

Additional investment strategies and risks

The Prospectus discusses the FUND'S principal investment strategies used to pursue the FUND'S investment objective and the risks of those strategies. The following discussion describes other investment strategies and instruments that the FUND may use as market conditions warrant, and notes the risks associated with these other investment strategies and instruments. (Italicized terms that are not defined herein are defined in the FUND'S Prospectus.)

Affiliated bank transactions

The FUND may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the FUND under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings.

Asset-backed securities

Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans.

In addition, these securities may be subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying obligations, may shorten the effective maturities of these securities and may lower their total returns. Additionally, asset-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates.

Borrowing

The FUND may borrow money only from banks and will not purchase securities when the amount borrowed exceeds 5% of its total assets. If the FUND borrows money, its share price may be subject to greater fluctuation until the amount borrowed is paid off. Purchasing securities when the FUND has borrowed money may involve an element of leverage; however, the FUND may only borrow money for temporary or emergency purposes, and not for the purpose of leveraging the FUND'S assets. See Reverse Repurchase Transactions for additional information regarding limitations on the FUND'S ability to borrow money by engaging in reverse repurchase transactions.

Cash management

[A FUND can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements or shares of money market FUNDS. Generally, these securities offer less potential for gains than other types of securities.]

Central cash funds

[Central cash FUNDS are money market FUNDS managed by the SUB-ADVISOR or its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market FUND) while maintaining a stable $1.00 share price. The FUNDS comply with industry-standard requirements for money market FUNDS regarding the quality, maturity and diversification of their investments.]

Convertible securities

Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a FUND is called for redemption or conversion, the FUND could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Foreign investments

Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that the SUB-ADVISOR will be able to anticipate these potential events or counter their effects.

The FUND may invest up to 20% of its net assets in foreign securities, defined as those which are denominated in a foreign currency and not publicly traded in the United States. The 20% may be invested in just one country or in several countries. The FUND may have an additional 15% of its net assets invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom or Germany.

The FUND may invest a portion of its assets in developing countries, or in countries with new or developing capital markets; for example, nations in Eastern Europe. The considerations noted previously generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

The FUND may invest in foreign securities that impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. The FUND also may invest in "overseas equities," defined as securities of foreign domiciled companies denominated in U.S. dollars and traded in U.S. markets.

American Depositary Receipts and European Depositary Receipts (ADRs and EDRs) are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

Foreign currency transactions

The FUND may conduct foreign currency transactions on a spot (I.E., cash) or forward basis (I.E., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund gainst an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the SUB-ADVISOR.

The FUND may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A FUND could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A FUND may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a FUND to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on the SUB-ADVISOR'S skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as the SUB-ADVISOR anticipates. For example, if a currency's value rose at a time when the SUB-ADVISOR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If the SUB-ADVISOR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the SUB-ADVISOR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that the SUB-ADVISOR'S use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Fund's rights as a shareholder

The FUND does not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when the SUB-ADVISOR determines that such matters could have a significant effect on the value of the FUND'S investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. the SUB-ADVISOR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.

Illiquid securities

Illiquid securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Directors, the SUB-ADVISOR determines the liquidity of a fund's investments and, through reports from the SUB-ADVISOR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, the SUB-ADVISOR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed securities

Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Loans and other direct debt instruments

Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

The FUND limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see the FUND'S investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the FUND. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the FUND the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Mortgage securities

Mortgage securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument (extension risk). The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

In order to earn additional income for a fund, the SUB-ADVISOR may use a trading strategy that involves selling mortgage securities and simultaneously agreeing to purchase similar securities on a later date at a set price. This trading strategy may result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Real estate investment trusts

Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Restricted securities

Restricted securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Short sales

Stocks underlying a fund's convertible security holdings can be sold short. For example, if the SUB-ADVISOR anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. The FUND currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Warrants

Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Strategic portfolio transactions

The portfolio manager for the FUND may, at any given time, invest a portion of the FUND'S assets in one or more strategic portfolio transactions which we define as derivative transactions and cash enhancement transactions.

For your convenience, in the SAI booklet for the 11 funds, we have included a basic discussion of these special financial arrangement transactions and some of the risks associated with them. Note also that the SAI booklet for the 11 funds contains definitions of the more commonly used derivative transactions, technical explanations of how these transactions will be used and the limits on their use. You should consult your financial counselor if you have specific questions.

The Equity-Income Fund is authorized:

a) for derivative transactions, to: buy and sell put and call options; buy and sell futures contracts; engage in forward contracts; engage in interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors.

The FUND will not hedge more than 25% of its total assets by selling futures, buying puts, and writing calls under normal conditions. In addition, the FUND will not buy futures or write puts whose underlying value exceeds 25% of its total assets, and the FUND will not buy calls with a value exceeding 5% of its total assets.

b) for cash enhancement transactions, to: lend portfolio securities, if such loans of securities do not exceed one-third of the FUND'S total assets, and engage in repurchase and reverse repurchase transactions. Collateral will be continually maintained at no less than 102% of the value of the loaned securities or of the repurchase price, as applicable.

Swap agreements

Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the FUND agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the FUND'S exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the FUND, the FUND must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Futures and options

The following paragraphs pertain to futures and options: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.

Combined positions

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of price changes

Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the FUND typically invests, which involves a risk that the options or futures position will not track the performance of the FUND'S other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures contracts

In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures margin payments

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the FUND may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the FUND.

Limitations on futures and options transactions

The FUND has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission
(CFTC) and the National Futures Association, which regulate trading in the futures markets. The FUND intends to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the FUND[s] can commit assets to initial margin deposits and option premiums.

In addition, the FUND will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the FUND'S total assets would be hedged with futures and options under normal conditions;
(b) purchase futures contracts or write put options if, as a result, the FUND'S total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the FUND would exceed 5% of the FUND'S total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

[The above limitations on the FUND'S investments in futures contracts and options, and the FUND'S policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.]

Liquidity of options and futures contracts

There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

Options and futures relating to foreign currencies

Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the FUND'S investments exactly over time.

OTC options

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing put and call options

By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing put and call options

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Repurchase agreements

Repurchase agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The FUND will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the Board of Directors or its delegate.

Reverse repurchase agreements

In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time.

While a reverse repurchase agreement is outstanding, the FUND will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The FUND will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the Board of Directors or its delegate. Such transactions may increase fluctuations in the market value of the FUND'S assets and may be viewed as a form of leverage.

Securities lending

The FUND may from time to time lend securities from its portfolio to brokers, dealers and financial institutions and receive collateral from the borrower, in the form of cash (which may be invested in short-term securities), U.S. Government obligations or certificates of deposit. Such collateral will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities, and will be in the actual or constructive possession of the FUND during the term of the loan. The FUND will retain the incidents of ownership of the loaned securities and will be entitled to the interest or dividends payable on the loaned securities. In addition, the FUND will receive interest on the amount of the loan. The loans will be terminable by the FUND at any time and will not be made to any affiliates of the FUND or the ADVISOR or SUB-ADVISOR. The FUND may pay reasonable finder's fees to persons unaffiliated with it in connection with the arrangement of the loans.

As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral or the loaned securities should the borrower of securities fail financially. However, loans of portfolio securities will be made only to firms deemed by the Board of Directors to be creditworthy.

Investment restrictions

The FUND has adopted policies and investment restrictions. The investment restrictions may not be changed without a majority vote of its outstanding shares, and are considered fundamental. Such majority is defined in the 1940 Act as the vote of the lesser of (1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. For purposes of the following restrictions: (1) all percentage limitations apply immediately after the making of an investment; and (2) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

The FUND may not:

1. with respect to 75% of the FUND'S total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the FUND'S total assets would be invested in the securities of that issuer, or (b) the FUND would hold more than 10% of the outstanding voting securities of that issuer;

2. issue senior securities, except as permitted under the Investment Company Act of 1940, as amended (1940 Act);

3. borrow money, except that the FUND (a) may borrow money for temporary or emergency purposes (not for leveraging or investment) or (b) engage in reverse repurchase agreements, provided that (a) and (b) in combination (borrowings) do not exceed 25% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 25% of the value of the FUND'S total assets by reason of a decline in net assets will be reduced within three days (exclusive of Sundays and holidays) to the extent necessary to comply with the 25% limitation;

4. underwrite securities issued by others, except to the extent that the FUND may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

5. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry;

6. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the FUND from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

7. purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the FUND from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

8. lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations for the FUND are not fundamental and may be changed without shareholder notification.

1. The FUND does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

2. The FUND does not currently intend to purchase securities on margin, except that the FUND may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3. The FUND may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party [reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation
    (3)]. The FUND will not borrow money in excess of 25% of net assets so long as this limitation is required for certification by certain state insurance departments. Any borrowings that come to exceed this amount will be reduced within seven days (not including Sundays and holidays) to the extent necessary to comply with the 25% limitation. The FUND will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

4. The FUND does not currently intend to purchase any security if, as a result, more than 10% of the FUND'S net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. (With respect to this limitation , if through a change in values, net assets, or other circumstances, the FUND were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.)

5. The FUND does not currently intend to lend assets other than securities to other parties, except by acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

6. The FUND does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger. (Due to certain state insurance regulations, the FUND does not currently intend to purchase the securities of other investment companies.)

Diversification

The FUND qualifies as a diversified investment company under the 1940 Act. As a fundamental policy, a diversified FUND may not purchase a security of any issuer (except cash items and U.S. Government securities) if, as applied to 75% of the FUND'S total assets, (a) it would cause the FUND to own more than 10% of the outstanding voting securities of that issuer or (b) if it would cause the FUND'S holdings of that issuer to amount to more than 5% of the FUND'S total assets. It may invest up to 25% of its total assets in the securities of one issuer. The FUND does not anticipate concentrating its holdings in so few issuers unless the SUB-ADVISOR believes a security has the potential for substantial income production consistent with the FUND'S policies and goals. The FUND does intend to take advantage of the ability to invest more than 5% of its total assets in the securities of one issuer. To the extent that it does so, its exposure to credit risks and/or market risks associated with that issuer increases.

Other than the FUND'S fundamental investment policies and the limitations set forth in the SAI Appendix and this SAI, there are no limits on the percentage of the FUND'S assets which may be invested in any one type of instrument. Nor are there limitations (except those imposed by certain state insurance regulations) on the percentage of the FUND'S assets which may be invested in any foreign country. However, in order to comply with diversification requirements under
Section 817(h) of the Internal Revenue Code of 1986, as amended, in connection with Fidelity Management Trust Co. serving as SUB-ADVISOR, the FUND has agreed to certain non-fundamental limitations. Please refer to the Prospectus for the VAA for more information.

Portfolio transactions and brokerage

All orders for the purchase or sale of FUND securities are placed on behalf of the FUND by the ADVISOR (either directly or through affiliated ADVISORS or SUB-ADVISORS) pursuant to authority contained in the FUND'S advisory agreement. The ADVISOR may also be responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as ADVISOR or SUB-ADVISOR. Money market securities purchased and sold by the FUND generally will be traded on a net basis (I.E., without commission). In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the ADVISOR will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions. Commissions for foreign investments traded on foreign exchanges will generally be higher than for U.S. investments and may not be subject to negotiation.

The FUND may execute portfolio transactions with broker-dealers who provide research and execution services to the FUND and/or other accounts over which the ADVISOR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, FUND strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The ADVISOR maintains a listing of broker-dealers who provide such services on a regular basis. However, as many transactions on behalf of the FUND'S money market securities are placed with dealers (including broker-dealers on the list) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such dealers solely because such services were provided. The selection of such broker-dealers is generally made by the ADVISOR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by the ADVISOR'S investment staff based upon the quality of research and execution services provided.

For transactions in fixed-income securities, the ADVISOR'S selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.

The receipt of research from broker-dealers that execute transactions on behalf of the FUND may be useful to the ADVISOR in rendering investment management services to the FUND and/or other clients, and conversely, such information provided by broker-dealers who have executed transaction orders on behalf of other ADVISOR clients may be useful to the ADVISOR in carrying out its obligations to the FUND. The receipt of such research has not reduced the advisor's normal independent research activities; however, it enables the ADVISOR to avoid additional expenses that could be incurred if the ADVISOR tried to develop comparable information through its own efforts.

Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.

Subject to applicable limitations of the federal securities laws, broker dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker dealers in recognition of their research and/or execution services. In order to cause the FUND to pay such higher commissions, the ADVISOR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers viewed in terms of a particular transaction or the ADVISOR'S overall responsibilities to the FUND and its other clients. In reaching this determination, the ADVISOR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services.

To the extent permitted by applicable law, the ADVISOR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the FUNDS or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services Japan LLC (FBSJ), indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, the ADVISOR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.

The ADVISOR may allocate brokerage transactions to broker-dealers (including affiliates of the ADVISOR) who have entered into arrangements with the ADVISOR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

The FUND'S Board of Directors periodically reviews the ADVISOR'S performance of its responsibilities in connection with the placement of FUND transactions on behalf of the FUND and reviews the commissions, if any, paid by the FUND over representative periods of time to determine if they are reasonable in relation to the benefits to the FUND.

Brokerage commissions

Of the commissions paid to brokerage firms which provided research services, the providing of such services is not necessarily a factor in the placement of all business with such firms. The FUND pays both commissions and spreads in connection with the placement of FUND transactions. The aggregate amount of
brokerage commissions paid by the FUND during 1998 was $       , and for 1997 it
was $405,650, and for 1996 it was $304,769. Brokerage commissions paid to FSBI
during 1998 and 1997 totaled about $       and $23,488, respectively,
representing    % and 6%, respectively, of total commissions paid. During 1998 and 1997, the percentage of the FUND'S transactions on which commissions were
paid effected through FSBI was    % and 5.9%, respectively.

During 1998, the FUND paid $       in brokerage commissions to firms that
provided research services involving approximately $       of transactions. The
provision of research services was not necessarily a factor in the placement of all this business with such firms. [During 1998, the fund paid no brokerage commissions to firms that provided research services.]

From time to time the FUND'S Directors will review whether the recapture for the benefit of the FUND of some portion of the brokerage commissions or similar fees paid by the FUND on FUND transactions is legally permissible and advisable. The FUND seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Directors intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for the FUND to seek such recapture.

Although the ADVISOR or its affiliates also manage other FUNDS, investment decisions for the FUND are made independently from those of other FUNDS managed by the SUB-ADVISOR or accounts managed by affiliates of the SUB-ADVISOR. It sometimes happens that the same security is held in the portfolio of more than one of these FUNDS or accounts. Simultaneous transactions are inevitable when several FUNDS are managed by the same investment advisor, particularly when the same security is suitable for the investment objective of more than one FUND. Securities of the same issuer may be purchased, held, or sold at the same time by the FUND or other accounts or companies for which the ADVISOR provides investment advice (including affiliates of the ADVISOR). On occasions when the ADVISOR deems the purchase or sale of a security to be in the best interest of the FUND, as well as the other clients of the advisor, the advisor, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the FUND with those to be sold or purchased for other clients in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the ADVISOR in the manner it considers to be equitable and consistent with its fiduciary obligations to all such clients, including the FUND. In some instances, the procedures may impact the price and size of the position obtainable for the FUND.

Under the SUB-ADVISORY agreement between the ADVISOR and the SUB-ADVISOR, the SUB-ADVISOR may perform some, or substantially all, of the investment advisory services required by the FUND, even though the ADVISOR remains primarily responsible for investment decisions affecting the FUND. The SUB-ADVISOR will follow the same procedures and policies which are followed by the ADVISOR as described previously. The SUB-ADVISOR currently provides investment advice to a number of other clients.

APPENDIX

(NOTE: THIS IS UNIFORM INFORMATION FOR THE 11 FUNDS. SEE EACH FUND'S SAI FOR INFORMATION SPECIFIC TO THAT FUND.)

THIS APPENDIX CONSTITUTES PART OF THE SAIS OF LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC. (AGGRESSIVE GROWTH), LINCOLN NATIONAL BOND FUND, INC. (BOND), LINCOLN NATIONAL CAPITAL APPRECIATION FUND, INC. (CAPITAL APPRECIATION), LINCOLN NATIONAL EQUITY-INCOME FUND, INC. (EQUITY-INCOME), LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC. (GLOBAL ASSET ALLOCATION), LINCOLN NATIONAL GROWTH AND INCOME FUND, INC. (GROWTH AND INCOME), LINCOLN NATIONAL INTERNATIONAL FUND, INC. (INTERNATIONAL), LINCOLN NATIONAL MANAGED FUND, INC. (MANAGED), LINCOLN NATIONAL MONEY MARKET FUND, INC. (MONEY MARKET), LINCOLN NATIONAL SOCIAL AWARENESS FUND, INC. (SOCIAL AWARENESS), AND LINCOLN NATIONAL SPECIAL OPPORTUNITIES FUND, INC. (SPECIAL OPPORTUNITIES). UNLESS OTHERWISE INDICATED, THE FOLLOWING INFORMATION APPLIES TO EACH FUND.

INVESTMENT ADVISOR AND SUB-ADVISOR

LINCOLN INVESTMENT MANAGEMENT, INC. (LINCOLN INVESTMENT) is the INVESTMENT ADVISOR to the FUNDS and is headquartered at 200 E. Berry Street, Fort Wayne, Indiana 46802. LINCOLN INVESTMENT (the ADVISOR) is a subsidiary of Lincoln National Corp. (LNC), a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services. LINCOLN INVESTMENT is registered with the Securities and Exchange Commission (SEC) as an INVESTMENT ADVISOR and has acted as an INVESTMENT ADVISOR to mutual funds for over 40 years. The ADVISOR also acts as INVESTMENT ADVISOR to Lincoln National Income Fund, Inc. (a closed-end investment company whose investment objective is to provide a high level of current income from interest on fixed-income securities) and Lincoln National Convertible Securities Fund, Inc. (a closed-end investment company whose investment objective is a high level of total return on its assets through a combination of capital appreciation and current income) and to other clients, and also acts as SUB-ADVISER to two of the series of Delaware Group Adviser Funds, Inc. (the Corporate Income Fund and the Federal Bond Fund of that retail mutual fund complex).

Under Advisory Agreements with the FUNDS, the ADVISOR provides portfolio management and investment advice to the FUNDS and administers its other affairs, subject to the supervision of the FUNDS' Board of Directors. The ADVISOR, at its expense, will provide office space to the FUNDS and all necessary office facilities, equipment and personnel and will make its officers and employees available to the FUNDS as appropriate. In addition, the ADVISOR will pay all expenses incurred by it or by the FUNDS in connection with the management of each FUND'S assets or the administration of its affairs, other than those assumed by the FUNDS, as described in the APPENDIX to the Prospectus. LINCOLN LIFE has paid the organizational expenses of all the FUNDS. The rates of compensation to the ADVISOR and the SUB-ADVISORS are set forth in the APPENDIX to the Prospectus.

                                                          1998        1997        1996
--------------------------------------------------------------------------------------------
Aggressive Growth Fund                                                $2,109,952  $1,428,803

Bond Fund                                                              1,221,295   1,188,030

Capital Appreciation Fund                                              2,940,632   1,549,656

Equity-Income Fund                                                     6,053,404   3,303,336

Global Asset Allocation Fund                                           2,808,358   2,072,722

Growth and Income Fund                                                 9,714,765   7,063,276

International Fund                                                     3,741,563   3,319,701

Managed Fund                                                           2,873,786   2,480,524

Money Market Fund                                                        451,243     417,468

Social Awareness Fund                                                  3,355,544   1,877,030

Special Opportunities Fund                                             2,824,015   2,274,229

During the last three years, the ADVISOR received the amounts, as mentioned above, for investment ADVISORY services. If total expenses of the FUNDS(excluding taxes, interest, portfolio brokerage commissions and fees, and expenses of an extraordinary and non-recurring nature, but including the investment advisory fee) exceed 1 1/2% per annum of the average daily net assets of each FUND (2% for the International Fund), the ADVISOR will pay such excess by offsetting it against the ADVISORY fee. If such offset is insufficient to cover the excess, any balance remaining will be paid directly by the ADVISOR to each FUND.

SUB-ADVISORS. As ADVISOR, LINCOLN INVESTMENT is primarily responsible for investment decisions affecting each of the FUNDS. However, LINCOLN INVESTMENT has entered into SUB-ADVISORY agreements with several professional investment management firms. These firms provide some or substantially all of the investment ADVISORY services required by a number of the FUNDS, including day-to-day investment management of those FUNDS' portfolios. Each SUB-ADVISOR makes investment decisions for its respective FUND in accordance with that FUND'S investment objectives and places orders on behalf of that FUND to effect those decisions. See the following tables for more information about the SUB-ADVISORS and their fees:

                                                    ANNUAL FEE RATE BASED ON
FUND                      SUB-ADVISOR               AVERAGE DAILY NET ASSET VALUE
----------------------------------------------------------------------------------------------------

Aggressive Growth         Lynch & Mayer             .50 of 1% of the first $150 million .35 of 1% of
                          520 Madison Avenue        the excess over $150 million
                          New York, NY 10022

Capital Appreciation      Janus                     .55 of 1% of the first $100 million .50 of 1% of
                          100 Fillmore Street       the next $400 million; and .45 of 1% of the
                          Denver, CO 80206          excess over $500 million

Equity Income             Fidelity                  .48 of 1%
                          82 Devonshire Street
                          Boston, MA 02108

Global Asset Allocation   Putnam                    The greater of (a) $40,000; or (b) .47 of 1% of
                          One Post Office Square    the first $200 million; .42 of 1% of the next
                          Boston, MA 02109          $200 million; and .40 of 1% of any excess over
                                                    $400 million
International             Delaware International    .50 of 1% of the first $200 million; .40 of 1%
                          Advisers Ltd.             of the next $200 million; and .35 of 1% of any
                          80 Cheapside,             excess over $400 million
                          London, England
                          EC2V 6EE

                                                    ANNUAL FEE RATE BASED ON MARKET
                                                    VALUE OF SECURITIES HELD IN THE
                                                    PORTFOLIO OF EACH RESPECTIVE CLIENT
                                                    FUND AT THE CLOSE OF BUSINESS ON THE
FUND                      SUB-ADVISOR               LAST TRADING DAY OF EACH CALENDAR QUARTER
----------------------------------------------------------------------------------------------------

Growth and Income         Vantage                   .20 of 1%
                          630 5th Avenue
                          New York, NY 10111

Managed                   Vantage                   .20 of 1%
                          (STOCK PORTFOLIO ONLY)

Social Awareness          Vantage                   .20 of 1%

Special Opportunities     Vantage                   .20 of 1%

During the last three years each SUB-ADVISOR received the following amounts for investment SUB-ADVISORY services. LINCOLN INVESTMENT, not the FUND, pays all sub-advisory fees owed.

                                                          1998        1997        1996
--------------------------------------------------------------------------------------------
Aggressive Growth Fund                                                $1,229,800  $  893,059

Bond Fund                                                                    N/A         N/A

Capital Appreciation Fund                                              2,072,388   1,117,383

Equity-Income Fund                                                     4,781,931   2,612,405

Global Asset Allocation Fund                                           1,724,369   1,284,185

Growth and Income Fund                                                 6,155,225   4,440,325

International Fund                                                     1,503,294   1,326,484

Managed Fund                                                             974,080     820,633

Money Market Fund                                                            N/A         N/A

Social Awareness Fund                                                  1,901,560     923,516

Special Opportunities Fund                                             1,519,961   1,168,134

SERVICE MARKS. The service mark for the FUNDS and the name Lincoln National have been adopted by the FUNDS with the permission of LNC, and their continued use is subject to the right of LNC to withdraw this permission in the event the ADVISOR should not be the INVESTMENT ADVISOR of the FUNDS.

In the Prospectus and sales literature, the name Fidelity Investments will be used with the Equity-Income Fund, Janus with the Capital Appreciation Fund and Putnam with the Global Asset Allocation Fund. The continued use of these names is subject to the right of the respective SUB-ADVISOR to withdraw its permission in the event it ceases to be the SUB-ADVISOR to the particular FUND it advises.

DIRECTORS AND OFFICERS

The directors and executive officers of each FUND, their business addresses, positions with FUND, age and their principal occupations during the past five years are as follows:

------------------------------------------------------------------------------------------------------------------

*          KELLY D. CLEVENGER           Vice President, Lincoln National Life Insurance Co.
           CHAIRMAN OF THE BOARD,
           PRESIDENT AND DIRECTOR, age
           46
           1300 S. Clinton Street
           Fort Wayne, IN 46802
------------------------------------------------------------------------------------------------------------------

           JOHN B. BORSCH, JR.          Retired, formerly Associate Vice President--Investments, Northwestern
           DIRECTOR, age 65             University
           1776 Sherwood Road
           Des Plaines, IL 60016
------------------------------------------------------------------------------------------------------------------

           NANCY L. FRISBY, CPA         Regional Vice President/Chief Financial Officer (formerly Vice
           DIRECTOR, age 57             President--Finance; Regional Controller of Finance), St. Joseph Medical
           700 Broadway                 Center, Fort Wayne, Indiana
           Fort Wayne, Indiana
           Fort Wayne, IN 46802
------------------------------------------------------------------------------------------------------------------

*          BARBARA S. KOWALCZYK         Senior Vice President and Director, Corporate Planning and Development,
           DIRECTOR, age 47             Lincoln National Corporation; Director, Lincoln Life and Annuity Company
           1300 S. Clinton St.          of New York (formerly Executive Vice President, LINCOLN INVESTMENT
           Fort Wayne, IN 46802         MANAGEMENT, INC.)
------------------------------------------------------------------------------------------------------------------

           KENNETH G. STELLA            President, Indiana Hospital and Health Association
           DIRECTOR, age 55
           One America Square
           Indianapolis, IN 46282
------------------------------------------------------------------------------------------------------------------

*          JANET C. CHRZAN              Vice President and Treasurer, Lincoln National Corp. (formerly Vice
           TREASURER, age 50            President and General Auditor)
           200 East Berry Street
           Fort Wayne, IN 46802
------------------------------------------------------------------------------------------------------------------

*          CYNTHIA A. ROSE              Assistant Secretary, Lincoln National Life Insurance Co.
           SECRETARY, age 44
           200 East Berry Street
           Fort Wayne, IN 46802
------------------------------------------------------------------------------------------------------------------

* Interested persons of the FUNDS, as defined in the 1940 Act.

                                         COMPENSATION TABLE
----------------------------------------------------------------------------------------------------
                                 AGGREGATE COMPENSATION             TOTAL COMPENSATION FROM FUND
NAME OF PERSON, POSITION            FROM EACH FUND*                       AND FUND COMPLEX
----------------------------------------------------------------------------------------------------
JOHN B. BORSCH, JR.
DIRECTOR
----------------------------------------------------------------------------------------------------
NANCY L. FRISBY
DIRECTOR
----------------------------------------------------------------------------------------------------
KENNETH G. STELLA
DIRECTOR
----------------------------------------------------------------------------------------------------

* Directors fees of $250 per meeting, plus expenses to attend the meetings, are paid by each FUND to each director who is not an interested person of the FUNDS.

FUND EXPENSES

Expenses other than investment ADVISORY fees specifically assumed by each FUND include: compensation and expenses of Directors of the FUND who are not interested persons of the FUND as defined in the 1940 Act; registration, filing, printing, and other fees in connection with filings with regulatory authorities, including the costs of printing and mailing updated Prospectuses and SAIs provided to current CONTRACT OWNERS; fees and expenses of independent auditors; the expenses of printing and mailing proxy statements and shareholder reports; custodian and transfer agent charges; brokerage commissions and securities and options transaction costs incurred by the FUND; taxes and corporate fees; fees for accounting, valuation and related services; legal fees incurred in connection with the affairs of the FUND (other than legal services provided by personnel of the ADVISOR or its affiliated companies); the fees of any trade association of which the FUND is a member; and expenses of shareholder and Director meetings.

DESCRIPTION OF SHARES

The authorized capital stock of each FUND consists of shares of common stock, $0.01 par value. FUND shares will be owned by LINCOLN LIFE and will be held by it in the VARIABLE ACCOUNTS. As sole shareholder of each FUND, LINCOLN LIFE may be deemed to be a control person as that term is defined under the 1940 Act. However, as stated in the Prospectuses for the VARIABLE ACCOUNTS, LINCOLN LIFE provides to CONTRACT OWNERS of the VARIABLE ACCOUNTS the right to direct the voting of FUND shares at shareholder meetings, to the extent provided by law. LINCOLN LIFE will vote for or against any proposition, or will abstain from voting, any FUND shares attributable to a CONTRACT for which no timely voting instructions are received, and any FUND shares held by LINCOLN LIFE for its own account, in proportion to the voting instructions that it received with respect to all CONTRACTS participating in that FUND. However, if the 1940 Act or any regulation under it should change, and as a result LINCOLN LIFE determines it is permitted to vote FUND shares in its own right, it may elect to do so.

All the shares of each FUND are of the same class with equal rights and privileges. Each full share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote, on all matters subjected to a vote of the shareholder. All shares, full and fractional, participate proportionately in any dividends and capital gains distributions and, in the event of liquidation, in that FUND'S net assets remaining after satisfaction of outstanding liabilities.

When issued, each share is fully-paid and non-assessable and the shareholder has no preemptive or conversion rights. FUND shares have non-cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so. In that event the holders of the remaining shares so voting will not be able to elect any directors. Shares may be redeemed as set forth under Sale and redemption of shares.

The Bylaws of the FUNDS allow them, in proper cases, to dispense with their annual meetings of the shareholder. Generally, this may be done as long as: (1) a majority of the Directors then in office have at some point been elected by the shareholder and, if any vacancy is filled by vote of the Board of Directors, then immediately after filling the vacancy at least two thirds of the Directors shall have been elected by the shareholder; (2) there is no change in the independent auditor of the FUNDS; (3) there is no material change to the investment advisory and/or sub-advisory agreements and/or fundamental policies; and (4) a shareholder vote is not required with respect to a distribution agreement. In adopting this procedure for dispensing with annual meetings that are a formality, the Directors of the FUNDS have undertaken to comply with the requirements of Section 16(c) of the 1940 Act. That Section protects CONTRACT OWNERS by providing a procedure by which they may require management to convene a meeting of the shareholder to vote on removal of one or more Directors. The Directors also have agreed to facilitate communication among CONTRACT OWNERS for the purpose of calling those meetings. Further information about these procedures is available from FUND management.

STRATEGIC PORTFOLIO TRANSACTIONS-ADDITIONAL INFORMATION

Because of their different investment objectives and portfolio management philosophies many of the FUNDS engage to varying degrees in strategic portfolio transactions, in order to preserve or enhance the value of their assets. These can be generally identified as either derivative transactions or cash enhancement transactions. Derivative transactions are recognized by the investment community as an acceptable way to seek to increase the FUND'S overall value (or, depending on the condition of the securities markets, at least to slow its decrease). Cash enhancement transactions are designed to make some extra money for the FUND when it has excess cash, or to help the FUND obtain some cash for temporary purposes when needed. See the Prospectus for each FUND for a listing of the kinds of transactions in which each FUND may engage.

1. DERIVATIVE TRANSACTIONS

    A.  Introduction

       A derivative transaction is a financial agreement the value of which is dependent upon the values of one or more underlying assets or upon the values of one or more indices of asset values. The following types are currently in fairly common use in the investment community, although not every FUND will use all of them:

        1. Equity contracts: stock options and indexed options; equity swaps; stock index futures and options on futures; swaptions;

        2. Interest rate contracts: interest rate futures and options on them; forward rate agreements (FRAs); interest rate swaps and their related transactions (E.G., caps, floors, collars and corridors); and/or

        3. Currency derivative contracts: currency forward contracts; currency options; currency futures; currency swaps; cross-currency interest rate swaps.

SIMPLIFIED DEFINITIONS FOR THESE TRANSACTIONS ARE PROVIDED AT THE END OF THIS SAI APPENDIX.

Although they may be structured in complex combinations, derivative transactions in which the FUNDS engage generally fall into two broad categories: options contracts or forward contracts. The combined forms are constantly evolving. In fact, variations on the types listed previously may come into use after the date of these SAIs. Therefore, where a particular FUND discloses the intent of that FUND to engage in any of the types listed, that FUND hereby reserves the right to engage in related variations on those transactions.

The FUNDS intend to engage in derivative transactions only defensively. Examples of this defensive use might be: to hedge against a perceived decrease in a FUND'S asset value; to control transaction costs associated with market timing (E.G., by using futures on an unleveraged basis); and to lock in returns, spreads, or currency exchange rates in anticipation of future cash market transactions.

There is no discussion here of asset-backed or mortgage-backed securities, or securities such as collateralized mortgage obligations, structured notes, inverse floaters, principal-only or interest-only securities, etc. For a description of these securities see the Prospectus or SAI for the FUNDS that are authorized to engage in this kind of trading.

    B.  Risk factors commonly associated with derivative transactions.

       There are certain risks associated with derivatives, and some derivatives involve more of these risks than others. We briefly describe the most common ones here; however, this is not an exhaustive list. Consult your financial counselor if you have additional questions.

       CREDIT RISK is the possibility that a counterparty to a transaction will fail to perform according to the terms and conditions of the transaction, causing the holder of the claim to suffer a loss.

       CROSS-CURRENCY SETTLEMENT RISK (or Herstatt risk) is related to the settlement of foreign exchange contracts. It arises when one of the counterparties to a contract pays out one currency prior to receiving payment of the other. Herstatt risk arises because the hours of operation of domestic interbank fund transfer systems often do not overlap due to time zone differences. In the interval between the time one counterparty has received payment in one indicated currency and the time the other counterparty(ies) receive payment in the

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       others, those awaiting payment are exposed to credit risk and market risk.

       LEGAL RISK is the chance that a derivative transaction, which involves highly complex financial arrangements, will be unenforceable in particular jurisdictions or against a financially troubled entity; or will be subject to regulation from unanticipated sources.

       MARKET LIQUIDITY RISK is the risk that a FUND will be unable to control its losses if a liquid secondary market for a financial instrument does not exist. It is often considered as the risk that a (negotiable or assignable) financial instrument cannot be sold quickly and at a price close to its fundamental value.

       MARKET RISK is the risk of a change in the price of a financial instrument, which may depend on the price of an underlying asset.

       OPERATING RISK is the potential of unexpected loss from inadequate internal controls or procedures; human error; system (including data processing system) failure; or employee dishonesty.

       SETTLEMENT RISK between two counterparties is the possibility that a counterparty to whom a firm has made a delivery of assets or money defaults before the amounts due or assets have been received; or the risk that technical difficulties interrupt delivery or settlement even if the counterparties are able to perform. In the latter case, payment is likely to be delayed but recoverable.

       SYSTEMIC RISK is the uncertainty that a disruption (at a firm, in a market segment, to a settlement system, etc.) might cause widespread difficulties at other firms, in other market segments, or in the financial system as a whole.

       SPECIAL NOTE FOR OPTIONS AND FUTURES TRANSACTIONS: Gains and losses on options and futures transactions depend on the portfolio manager's ability to correctly predict the direction of stock prices and interest rates, and other economic factors. Options and futures trading may fail as hedging techniques in cases where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge. The loss from investing in futures transactions is potentially unlimited.

       SOME OF THESE RISKS MAY BE PRESENT IN EACH TYPE OF TRANSACTION, WHILE OTHERS MAY PERTAIN ONLY TO CERTAIN ONES. These risks are discussed here only briefly. Before you invest in a particular FUND, please consult your financial counselor if you have questions about the risks associated with that FUND'S use of derivatives.

    C.  Varying usage of derivative transactions

       Subject to the terms of the Prospectus and SAI for each FUND, that FUND'S portfolio manager decides which types of derivative transactions to employ, at which times and under what circumstances. For a description of the limits, risk factors and circumstances under which derivative transactions will be used by each FUND, refer to the SAI booklet.

    D.  Increased government scrutiny

       Derivative transactions are coming under increased scrutiny by Congress and industry regulators (such as the SEC and the Office of the Comptroller of the Currency), and by self-regulatory agencies (such as the NASD). Should legislation or regulatory initiatives be enacted resulting in additional restrictive requirements for derivative transactions, LINCOLN LIFE and the FUNDS reserve the right to make all necessary changes in the CONTRACTS and the Registration Statements for the FUNDS, respectively, to comply with those requirements.

2. CASH ENHANCEMENT TRANSACTIONS

Cash enhancement transactions also involve certain risks to the FUND. They are discussed more fully in the SAI.

    A.  Lending of portfolio securities

       Any FUND authorized to do so may make secured loans of its portfolio securities in order to realize additional income. The loans are limited to a maximum of a stipulated amount of the FUND'S total assets. As a matter of policy, securities loans are made to broker/dealers under agreements requiring that the loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to 102% of the value of the securities lent.

       The borrower pays the FUND an amount equal to any dividends or interest received on securities lent. The FUND retains all or a portion of the interest received on securities lent. The FUND also retains all or a portion of the interest received on investment of the cash collateral, or receives a fee from the borrower.

       With respect to the loaned securities, voting rights or rights to consent pass to the borrower. However, the FUND retains the right to call in the loans and have the loaned securities returned at any time with reasonable notice.

       This is important when issuers of the securities ask holders of those securities--including the FUND--to vote or consent on matters which could materially affect the holders' investment. The FUND may also call in the loaned securities in order to sell them. None of the FUND'S portfolio securities will be loaned to LINCOLN INVESTMENT, to any SUB-ADVISOR, or to any of their respective affiliates. The FUND may pay reasonable finder's fees to persons unaffiliated with it in connection with the arrangement of the loans.

    B.  Repurchase (Repo) and reverse repurchase (Reverse Repo) transactions

        1. REPOS. From time to time, the FUNDS may enter into Repo transactions. In a typical Repo transaction, the FUND involved buys U.S. Government or other money market securities from a financial institution (such as a bank, broker, or savings and loan association). At the same time, as part of the arrangement, the FUND obtains an agreement from the seller to repurchase those same securities from the FUND at a specified price on a fixed future date.

           The repurchase date is normally not more than seven days from the date of purchase. Repurchase agreements maturing in more than seven days will be considered illiquid and subject to the FUND'S restriction on illiquid securities.

        2. REVERSE REPOS. A FUND may also be authorized to enter into Reverse Repo transactions. This simply means the FUND is on the reverse side of a Repo transaction. That is, the FUND is the Seller of some of its portfolio securities, subject to buying them back at a set price and date.

           Authorized FUNDS will engage in Reverse Repos for temporary purposes, such as for obtaining cash to fund redemptions; or for the purpose of increasing the income of the FUND by investing the cash proceeds at a higher rate than the cost of the agreement. Entering into a reverse repo transaction is considered to be the borrowing of money by the FUND. FUNDS authorized to engage in Repos as buyers are not necessarily authorized to do Reverse Repos.

RISKS OF OPTIONS AND FINANCIAL FUTURES TRADING

This discussion relates to all FUNDS except the International Fund and the Money Market Fund. (Note: The Aggressive Growth, Capital Appreciation, Equity-Income and Global Asset Allocation Funds provide additional disclosures concerning the types and risks of the strategic portfolio transactions in which they may engage.)

OPTIONS TRADING

The FUND may purchase or write (sell) options on financial instruments as a means of achieving additional return or hedging the value of the FUND'S portfolio. The FUND may not purchase or write put or covered call options in an aggregate cost exceeding 30% of the value of its total assets. The FUND would invest in options in standard contracts which may be quoted on NASDAQ, or on national securities exchanges. Currently options are traded on numerous securities and indices including, without limitation, the Standard and Poor's 100 Index (S&P 100), the Standard and Poor's 500 Index (S&P 500), and the NYSE Beta Index.

Put and call options are generally short-term contracts with durations of nine months or less. The INVESTMENT ADVISOR will generally write covered call options when it anticipates declines in the market value of the portfolio securities and the premiums received may offset to some extent the decline in the FUND'S net asset value. On the other hand, writing put options may be a useful portfolio investment strategy when the FUND has cash or other reserves and it intends to purchase securities but expects prices to increase.

Generally, the risk to the FUND in writing options is that the INVESTMENT ADVISOR'S assumption about the price trend of the underlying security may prove inaccurate. If the FUND wrote a put, expecting the price of a security to increase, and it decreases, or if the FUND wrote a call, expecting the price to decrease but it increased, the FUND could suffer a loss if the premium received in each case did not equal the difference between the exercise price and the market price.

As with the writer of a call, a put writer generally hopes to realize premium income. The risk position of the FUND as a put writer is similar to that of a covered call writer which owns the underlying securities. Like the covered call writer (who must bear the risk of the position in the underlying security), the FUND as a put writer stands to incur a loss if and to the extent the price of the underlying security falls below the exercise price plus premium.

Principal factors affecting the market value of a put or call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date. In addition, there is no assurance that the FUND will be able to effect a closing transaction at a favorable price. If the FUND cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. If a substantial number of covered options written by the FUND are exercised, the FUND'S rate of portfolio turnover could exceed historic levels. This could result in higher transaction costs, including brokerage commissions. The FUND will pay brokerage commissions in connection with the writing and purchasing of options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

FUTURES CONTRACTS AND OPTIONS THEREON

The FUND may buy and sell financial futures contracts (futures contracts) and related options thereon solely for hedging purposes. The FUND may sell a futures contract or purchase a put option on that futures contract to protect the value of the FUND'S portfolio in the event the INVESTMENT ADVISOR anticipates declining security prices. Similarly, if security prices are expected to rise, the FUND may purchase a futures contract or a call option thereon. (For certain limited purposes, the FUND is also authorized to buy futures contracts on an unleveraged basis and not as an anticipatory hedge.)

The FUND may purchase and sell financial futures contracts (futures contracts) as a hedge against fluctuations in the value of securities which are held in the FUND'S portfolio or which the FUND intends to purchase. The FUND will engage in such transactions consistent with the FUND'S investment objective. Currently, futures contracts are available on Treasury bills, notes, and bonds as well as interest-rate and stock market indexes.

The FUND will not enter into any futures contract and options thereon if, immediately thereafter, the aggregate initial margin for all existing futures contracts and options thereon and for premiums paid for related options would exceed 5% of the FUND'S total assets. The FUNDS will not purchase or sell futures contracts or related options if immediately thereafter more than 1/3 of its net assets would be hedged.

There are a number of risks associated with futures hedging. Changes in the price of a futures contract generally parallel but do not necessarily equal changes in the prices of the securities being hedged. The risk of imperfect correlation increases as the composition of the FUND'S securities portfolio diverges from the securities that are the subject of the futures contract. Because the change in the price of the futures contract may be more or less than the change in the prices of the underlying securities, even a correct forecast of price changes may not result in a successful hedging transaction. Another risk is that the INVESTMENT ADVISOR could be incorrect in its expectation as to the direction or extent of various market trends or the time period within which the trends are to take place.

The FUND intends to purchase and sell futures contracts only on exchanges where there appears to be a market in such futures sufficiently active to accommodate the volume of its trading activity. There can be no assurance that a liquid market will always exist for any particular contract at any particular time. Accordingly, there can be no assurance that it will always be possible to close a futures position when such closing is desired and, in the event of adverse price movements, the FUND would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been sold to hedge portfolio securities, such securities will not be sold until the offsetting futures contracts can be executed. Similarly, in the event futures have been bought to hedge anticipated securities purchases, such purchases will not be executed until the offsetting futures contracts can be sold.

Successful use of futures contracts by the FUND is also subject to the ability of the INVESTMENT ADVISOR to predict correctly movements in the direction of interest rates and other factors affecting markets for securities. For example, if the FUND has hedged against the possibility of an increase in interest rates that would adversely affect the price of securities in its portfolio and prices of such securities increase instead, the FUND will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if the FUND has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements. Such sale of securities may be, but will not necessarily be, at increased prices that reflect the rising market. The FUND may have to sell securities at a time when it is disadvantageous to do so. Where futures are purchased to hedge against a possible increase in the price of securities before the FUND is able to invest its cash in an orderly fashion, it is possible that the market may decline instead; if the FUND then concludes not to invest in securities at that time because of concern as to possible further market decline or for other reasons, the FUND will realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The selling of futures contracts by the FUND and use of related transactions in options on futures contracts are subject to position limits, which are affected by the activities of the INVESTMENT ADVISOR.

The hours of trading of futures contracts may not conform to the hours during which the FUND may trade securities. To the extent that the futures markets close before the securities markets, significant price and rate movements can take place in the securities markets that cannot be reflected in the futures markets.

The FUND'S successful use of futures contracts and options thereon depends upon the ability of its INVESTMENT ADVISOR to predict movements in the securities markets and other factors affecting markets for securities and upon the degree of correlation between the prices of the futures contracts and the prices of the securities being hedged. As a result, even a correct forecast of price changes may not result in a successful hedging transaction. Although futures contracts and options thereon may limit the FUND'S exposure to loss, they may also limit the FUND'S potential for capital gains. For example, if the FUND has hedged against the possibility of decrease in prices which would adversely affect the price of securities in its portfolio and prices of such securities increase instead, the FUND will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. Although the FUND will enter into futures contracts only where there appears to be a liquid market, there can be no assurance that such liquidity will always exist.

LENDING OF PORTFOLIO SECURITIES

The FUNDS may from time to time lend securities from their portfolios to brokers, dealers and financial institutions and receive collateral from the borrower, in the form of cash (which may be invested in short-term securities), U.S. Government obligations or certificates of deposit. Such collateral will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities, and will be in the actual or constructive possession of the particular FUND during the term of the loan. The FUND will maintain the incidents of ownership of the loaned securities and will continue to be entitled to the interest or dividends payable on the loaned securities. In addition, the FUND will receive interest on the amount of the loan. The loans will be terminable by the FUND at any time and will not be made to any affiliates of the FUND or the ADVISOR. The FUND may pay reasonable finder's fees to persons unaffiliated with it in connection with the arrangement of the loans.

As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral or the loaned securities should the borrower of securities fail financially. However, loans of portfolio securities will be made to firms deemed by the ADVISOR to be creditworthy.

RISKS OF REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

The FUNDS may make short-term investments in repurchase agreements. The difference between the purchase price to the FUND and the resale price to the seller represents the interest earned by the FUND which is unrelated to the coupon rate or maturity of the purchased security. If the seller defaults, the FUND may incur a loss if the value of the collateral securing the repurchase agreement declines, or the FUND may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the FUND may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings. The Board of Directors of the FUNDS or its delegate will evaluate the creditworthiness of all entities, including banks and broker-dealers, with which they propose to enter into repurchase agreements. These transactions will be fully collateralized; and the collateral for each transaction will be in the actual or constructive possession of the particular FUND during the terms of the transaction, as provided in the agreement.

Similarly, the FUND will enter into reverse repurchase agreements only with parties that the ADVISOR or SUB-ADVISOR deems creditworthy. While a reverse repurchase agreement is outstanding, the FUNDS will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement.

FOREIGN INVESTMENTS

There are certain risks involved in investing in foreign securities, including those resulting from fluctuations in currency exchange rates; devaluation of currencies; political or economic developments including the possible imposition of currency exchange blockages, bars preventing the removal of assets, or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; and the fact that foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. With respect to certain foreign countries, there is also the possibility of expropriation, nationalization, confiscatory taxation, and limitations on the use or removal of cash or other assets of a FUND, including the withholding of interest payments or dividends. These risks may be particularly great in so-called developing or undeveloped countries, sometimes referred to as Emerging Markets.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the NYSE. Accordingly, a FUND'S foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. The FUNDS will incur costs in converting foreign currencies into U.S. dollars. Custody charges are generally higher for foreign securities. In buying and selling securities on foreign exchanges, a FUND normally pays fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States. There may be difficulty in enforcing legal rights outside the United States. For example, in the event of default on any foreign debt obligations, it may be more difficult or impossible for the FUND to obtain or to enforce a judgment against the issuers of these securities. The ADVISOR or SUB-ADVISOR will take all these factors into consideration in managing a FUND'S foreign investments.

The share price of a FUND that invests in foreign securities will reflect the movements of both the prices of the portfolio securities and the currencies in which those securities are denominated. Depending on the extent of a FUND'S investments abroad, changes in a FUND'S share price may have a low correlation with movements in the U.S. markets. Because most of the foreign securities in which the FUND invests will be denominated in foreign currencies, or otherwise will have values that depend on the performance of foreign currencies relative to the U.S. dollar, the relative strength of the U.S. dollar may be an important factor in the performance of the FUND.

FOREIGN CURRENCIES

When an ADVISOR or SUB-ADVISOR believes that a currency in which a portfolio security or securities is denominated or exposed may suffer a decline against the U.S. dollar, it may hedge that risk by entering into a forward contract to sell an amount of foreign currency approximating the value of some or all of the portfolio securities denominated in or exposed to that foreign currency.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and a FUND may hold various foreign currencies, the value of the net assets of that FUND as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (I.E., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. Some foreign currency values may be volatile, and there is the possibility of government controls on currency exchange or governmental intervention in currency markets which could adversely affect the FUND.

Investors should be aware that exchange rate movements can be significant and can endure for long periods of time. In order to protect against uncertainty in the level of future foreign currency exchange rates, a FUND'S ADVISOR or SUB-ADVISOR may attempt to manage exchange rate risk through active currency management, including the use of certain foreign currency hedging transactions.

For example, it may hedge some or all of its investments denominated in a foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into contracts to exchange that currency for U.S. dollars (not exceeding the value of the FUND'S assets denominated in or exposed to that currency), or by participating in options or futures contracts with respect to that currency. If the ADVISOR or SUB-ADVISOR believes that a particular currency may decline relative to the U.S. dollar, the FUND may also enter into contracts to sell that currency (up to the value of the FUND'S assets denominated in or exposed to that currency) in exchange for another currency that the ADVISOR or SUB-ADVISOR expects to remain stable or to appreciate relative to the U.S. dollar. This technique is known as currency cross-hedging. Refer to the Prospectus for each FUND to determine which FUNDS may engage in these transactions.

These strategies are intended to minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, these strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency and may adversely impact the FUND'S performance if the ADVISOR or SUB-ADVISOR'S projection of future exchange rates is inaccurate. See Strategic portfolio transactions.

[Additionally, several European countries are participating in the European Economic and Monetary Union, which established a common European currency for participating countries. This currency is commonly known as the "Euro." Each participating country replaced its existing currency with the Euro on January 1, 1999. Additional European countries may elect to participate after that date. FUNDS investing in securities of participating countries could be adversely affected if the computer systems used by their major service providers are not properly prepared to handle both the implementation of this single currency and the prospect of the adoption of the Euro by additional countries in the future. These FUNDS are taking steps to obtain satisfactory assurances that their major service providers are, in turn, taking steps reasonably designed to address these matters with respect to the computer systems they use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of any FUND.] [to be updated]

VALUATION OF PORTFOLIO SECURITIES

SHORT-TERM INVESTMENTS. For FUNDS (other than the Money Market Fund) that own short-term investments which mature in less than 60 days, these instruments are valued at amortized cost. Such securities acquired with a remaining maturity of 61 days or more are valued at their fair value until the sixty-first day prior to maturity; thereafter, their cost for valuation purposes is deemed to be their fair value on such sixty-first day.

OPTIONS TRADING. For those FUNDS engaging in options trading, FUND investments underlying call options will be valued as described previously. Options are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on the NYSE. The FUND'S net asset value will be increased or decreased by the difference between the premiums received on writing options and the cost of liquidating those positions measured by the closing price of those options on the exchange where traded.

FUTURES CONTRACTS AND OPTIONS THEREON. For those FUNDS buying and selling futures contracts and related options thereon, the futures contracts and options are valued at their daily settlement price.

FOREIGN SECURITIES. For FUNDS investing in foreign securities, the value of a foreign portfolio security held by a FUND is determined based upon its closing price or upon the mean of the closing bid and asked prices on the foreign exchange or market on which it is traded and in the currency of that market, as of the close of the appropriate exchange. As of the close of business on the NYSE, that FUND'S portfolio securities which are quoted in foreign currencies are converted into their U.S. dollar equivalents at the prevailing market rates, as computed by the custodian of the FUND'S assets.

However, trading on foreign exchanges may take place on dates or at times of day when the NYSE is not open; conversely, overseas trading may not take place on dates or at times of day when the NYSE is open. Any of these circumstances could affect the net asset value of FUND shares on days when the investor has no access to the FUND. There are more detailed explanations of these circumstances in the SAI for the various FUNDS. See the Preface to this Prospectus booklet for information about how to obtain a copy of the SAI booklet for the 11 FUNDS.

CUSTODIAN

All securities, cash and other similar assets of the Bond, Growth and Income, Managed, Money Market, Social Awareness and Special Opportunities FUNDS are currently held in custody by The Chase Manhattan Bank, N.A., 4 Chase MetroTech Center, Brooklyn, NY 11245. Chase Manhattan agreed to act as custodian for each FUND pursuant to a Custodian Agreement dated March 30, 1998.

All securities, cash and other similar assets of the Aggressive Growth, Capital Appreciation, Equity-Income, Global Asset Allocation and International Funds are held in custody by State Street Bank and Trust Co., 225 Franklin Street, Boston, Massachusetts 02110. State Street agreed to act as custodian for these FUNDS pursuant to Custodian Contracts effective July 21, 1987 for the Global Asset Allocation FUND, April 29, 1991 for the International FUND, and December 6, 1993 for the other three FUNDS.

Under these Agreements, the respective custodians shall (1) receive and disburse money; (2) receive and hold securities; (3) transfer, exchange, or deliver securities; (4) present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; (5) cause escrow and deposit receipts to be executed; (6) register securities; and (7) deliver to the FUNDS proxies, proxy statements, etc.

INDEPENDENT AUDITORS

Each FUND'S Board of Directors has engaged Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, PA 19103, to be the independent auditors for the FUND. In addition to the audit of the 1998 financial statements of the FUNDS, other services provided include review and consultation connected with filings of annual reports and registration statements with the Securities and Exchange Commission (SEC); consultation on financial accounting and reporting matters; and meetings with the Audit Committee.

FINANCIAL STATEMENTS

The audited financial statements and the report of Ernst & Young LLP, Independent Auditors, for the FUNDS are incorporated by reference to the FUNDS' 1998 Annual Report. We will provide a copy of the Annual Report on request and without charge. Either write Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or call:
1-800-4LINCOLN (452-6265).

BOND AND COMMERCIAL PAPER RATINGS

Certain of the FUNDS' investment policies and restrictions include references to bond and commercial paper ratings. The following is a discussion of the rating categories of Moody's Investors Service, Inc. and Standard & Poor's Corp.

MOODY'S INVESTORS SERVICE, INC.

Aaa -- Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

STANDARD & POOR'S CORP.

AAA -- This is the highest rating assigned by Standard & Poor's Corp. to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in the A category and higher.

BB-B-CCC-CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

MOODY'S INVESTORS SERVICE, INC.

Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime 1 -- Highest Quality;
Prime 2 -- Higher Quality;
Prime 3 -- High Quality.

(The FUND will not invest in commercial paper rated Prime 3).

STANDARD & POOR'S CORP.

A Standard & Poor's Corp. commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The FUND will invest in commercial paper rated in the A Categories, as follows:

A -- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety. (The FUND will not invest in commercial paper rated A-3).

A -- 1 this designation indicates that the degree of safety regarding timely payment is very strong.

A -- 2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not overwhelming as for issues designated A-1.

U.S. GOVERNMENT OBLIGATIONS

Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of two to ten years and Treasury bonds generally have a maturity of greater than ten years.

Various agencies of the U.S. Government issue obligations. Some of these securities are supported by the full faith and credit of the U.S. Treasury (for example those issued by Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority).

Obligations of instrumentalities of the U.S. Government are supported by the right of the issuer to borrow from the Treasury (for example, those issued by Federal Farm Credit Banks, Federal Home Loan Bank, Federal Home Loan Mortgage Corp., Federal Intermediate Credit Banks, Federal Land Bank and the U.S. Postal Service). Obligations supported by the credit of the instrumentality include securities issued by government-sponsored corporations whose stock is publicly held (for example, the Federal National Mortgage Association, and the Student Loan Marketing Association). There is no guarantee that the government will support these types of securities, and therefore they may involve more risk than other government obligations.

TAXES

Each FUND intends to qualify and has elected to be taxed as a regulated investment company under certain provisions of the Internal Revenue Code of 1986, as amended (the Code). If a FUND qualifies as a regulated investment company and complies with the provisions of the Code relieving regulated investment companies which distribute substantially all of their net income (both net ordinary income and net capital gain) from federal income tax, it will be relieved from such tax on the part of its net ordinary income and net realized capital gain which it distributes to its shareholders. To qualify for treatment as a regulated investment company, each FUND must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are not directly related to the FUND'S principal business of investing in stock or securities or options and futures with respect to such stock or securities), or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its investing in such stocks, securities, or currencies.

The federal tax laws impose a 4% nondeductible excise tax on each regulated investment company with respect to an amount, if any, by which such company does not meet distribution requirements specified in such tax laws, unless certain exceptions apply. Each FUND intends to comply with such distribution requirements or qualify under one or more exceptions, and thus does not expect to incur the 4% nondeductible excise tax.

Since the sole shareholder of each FUND will be LINCOLN LIFE, no discussion is stated herein as to the federal income tax consequences at the shareholder level.

The discussion of federal income tax considerations in the Prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Service (IRS). These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the FUND. State and local taxes vary.

DERIVATIVE TRANSACTIONS-DEFINITIONS

The SAI for each FUND and this uniform APPENDIX discuss the type of derivative transactions in which the FUNDS may engage and the risks typically associated with many derivative transactions. Here are some definitions for the derivatives listed in the APPENDIX:

OPTION. A contract which gives the FUND the right, but not the obligation, to buy or sell specified securities at a fixed price before or at a designated future date. If the contract allows the FUND to buy securities, it is a call option; if to sell, it is a put option. It is common practice in options trading to terminate an outstanding option contract by entering into an offsetting transaction known as a closing transaction; as a result of which the FUND would either pay out or receive a cash settlement. This is discussed below.

CURRENCY OPTION. Discussed later.

FIXED INCOME OPTION. One based on a fixed-income security, such as a corporate or government bond.

INDEX OPTION. One based on the value of an index which measures the fluctuating value of a basket of pre-selected securities.

STOCK (EQUITY) OPTION. One based on the shares of stock of a particular company.

OPTION ON A FUTURES CONTRACT. Discussed later.

SWAP. A financial transaction in which the FUND and another party agree to exchange streams of payments at periodic intervals under a predetermined set of occurrences related to the price level, performance or value of one or more underlying securities, and pegged to a reference amount known as the notional amount. A swap is normally used to change the market risk associated with a loan or bond borrowing from one interest rate base (fixed term or floating rate) or currency of one denomination to another.

EQUITY SWAP. One which allows the FUND to exchange the rate of return (or some portion of the rate) on its portfolio stocks (an individual share, a basket or index) for the rate of return on another equity or non-equity investment.

INTEREST RATE SWAP. One in which the FUND and another party exchange different types of interest payment streams, pegged to an underlying notional principal amount. The three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another).

RELATED TRANSACTIONS TO INTEREST RATE SWAPS:

a. Cap. A contract for which the buyer pays a fee, or premium, to obtain protection against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differential times the principal amount times one-quarter.

b. Floor. A contract in which the seller agrees to pay to the purchaser, in return for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed level (the floor). A floor contract has the effect of a string of interest rate guarantees.

c. Collar. An arrangement to simultaneously purchase a cap and sell a floor, in order to maintain interest rates within a defined range. The premium income from the sale of the floor reduces or offsets the cost of buying the cap.

d. Corridor. An agreement to buy a cap at one interest rate and sell a cap at a higher rate.

SWAPTION. An option to enter into, extend, or cancel a swap.

FUTURES CONTRACT. A contract which commits the FUND to buy or sell a specified amount of a financial instrument at a fixed price on a fixed date in the future. Futures contracts are normally traded on an exchange and their terms are standardized, which makes it easier to buy and sell them.

INTEREST RATE FUTURES (AND OPTIONS ON THEM). Futures contracts pegged to U.S. and foreign fixed-income securities, debt indices and reference rates.

STOCK INDEX FUTURES. Futures contracts based on an index of pre-selected stocks, with prices based on a composite of the changes to the prices of the individual securities in the index (E.G., S&P 500).

OPTION ON A FUTURES CONTRACT. An option taken on a futures position.

FORWARD CONTRACT. An over-the-counter, individually-tailored futures contract.

FORWARD RATE AGREEMENT (FRA). A contract in which the FUND and another party agree on the interest rate to be paid on a notional deposit of specified maturity at a specific future time. Normally, no exchange of principal is involved; the difference between the contracted rate and the prevailing rate is settled in cash.

CURRENCY CONTRACT. A contract entered into for the purpose of reducing or eliminating an anticipated rise or drop in currency exchange rates over time.

CURRENCY FUTURES. Futures contracts on foreign currencies. Used to hedge the purchase or sale of foreign securities.

CURRENCY OPTION. An option taken on foreign currency.

CURRENCY SWAP. A swap involving the exchange of cash flows and principal in one currency for those in another, with an agreement to reverse the principal swap at a future date.

CROSS-CURRENCY INTEREST RATE SWAP. A swap involving the exchange of streams of interest rate payments (but not necessarily principal payments) in different currencies and often on different interest bases (E.G., fixed Deutsche Mark against floating dollar, but also fixed Deutsche Mark against fixed dollar).

FORWARD CURRENCY CONTRACT. A contract to lock in a currency exchange rate at a future date, to eliminate risk of currency fluctuation when the time comes to convert from one currency to another.

THIS PAGE WAS INTENTIONALLY LEFT BLANK.

                          PART C - OTHER INFORMATION


     Item 22.  Financial Statements


          (1)  Part A.
               ------


               The financial highlights of Lincoln National Equity-Income Fund, Inc. (the Fund) for the years ended December 31, 1998, 1997, 1996, 1995, 1994 and 1993 are incorporated by reference to Pages of the Fund's 1998 Annual Report.


               Part B.
               ------


               The following financial statements of the Fund are incorporated by reference to Pages of the Fund's 1998 Annual Report:



               - Statement of Net Assets -- December 31, 1998
               - Statement of Operations -- Year Ended December 31, 1998
               - Statements of Changes in Net Assets -- Years Ended December
                 31, 1998 and 1997
               - Notes to Financial Statements -- December 31, 1998
               - Report of Independent Auditors, Ernst & Young LLP



               In total, only pages of the Fund's Annual Report are incorporated by reference into this Registration Statement. No other pages of that Report are incorporated by reference.


          (2) Schedules for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable, or the required information is included in the financial statements, and therefore have been omitted.


     Item 23.  Exhibits:

          (a)1.- Articles of Incorporation (filed with post-effective Amendment No. 6 to this Registration Statement)

          (a)2.- Articles Supplementary (filed with post-effective Amendment No. 5 to this Registration Statement)

          (b)  - By-Laws (filed with post-effective
                 Amendment No. 6 to this Registration Statement)

          (c)  - Certificate*

          (d)1.- Advisory Agreement between Lincoln Investment Management, Inc. and Lincoln National Equity Income Fund, Inc. dated
                 September 23, 1993.

          (d)2.- Sub-Advisory Agreement between Lincoln Investment Management, Inc. and Fidelity Management Trust Company dated
                 December 20, 1993

          (d)3.- Amendment, dated January 1, 1998 to Advisory
                 Agreement between Lincoln Investment Management, Inc. and Lincoln National Equity-Income Fund, Inc. Dated September 23, 1993.

          (d)4.- Amendment, dated January 1, 1998, to Sub-Advisory
                 Agreement between Lincoln Investment Management, Inc. and Fidelity Management & Trust Company dated December 20, 1993.

          (e)1.- N/A

          (e)2.- Specimen Agents Contract (filed with post-effective Amendment No. 5 to this Registration Statement)

          (f)  - NA

          (g)1.- Custody Agreement*

          (g)2.- Custody Fee Schedule (filed with post-effective
                 Amendment No 5. to this Registration Statement)

          (h)1.- Agreement to Purchase Shares*

          (h)2.- Trade Name Agreement*

          (h)3.- Service Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc., and Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement of Lincoln National Life Insurance Co., Form S-6 (333-40745) filed November 21, 1997.

          (i)  - Opinion of counsel*

          (j) - Consent of Ernst & Young LLP, Independent Auditors (to be filed by Amendment)

          (k)  - NA

          (l)  - Investment Letter*

          (m)  - NA

          (n)  - Financial Data Schedule (to be filed by Amendment)

          (o)  - N/A

          (p)1.- Power of Attorney - Nancy L. Frisby*

          (p)2.- Power of Attorney - John B. Borsch, Jr.*

          (q)  - Org Chart (to be filed by Amendment)

          (r)  - Memorandum Concerning Books and Records (to be filed by
                 Amendment)

* Filed with Post-Effective Amendment No. 7 to this Registration Statement.



     Item 24.  Persons Controlled by or Under Common Control with Registrant


               See "Management of the Fund," "Purchase of Securities Being Offered," and "Description of Shares" in the Prospectus forming Part A of this Registration Statement and "Investment Adviser and Sub-Adviser" in the Statement of Additional Information forming Part B of this Registration Statement. As of the date of this Post-Effective Amendment to the Registration Statement, The Lincoln National Life Insurance Company (Lincoln Life), for its Variable Annuity Account C and its Variable Life Account K, is the sole shareholder in the Fund.

               No persons are controlled by the Registrant. A diagram of all persons under common control with the Registrant is filed as
               Exhibit 15(a) to the Form N-4 Registrant Statement filed by Lincoln National Variable Annuity Account C (File No. 33-25990), and is incorporated by reference into this Registration Statement.





     Item 25.  Indemnification

               As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Article VII of the Fund's By-Laws (Exhibit (b) to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, and Sotickholder, officer, director, emplyee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Section 2-418 of Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

               The Registrant will purchase an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

               Section 9 of the Investment Advisory Agreement (Exhibit (d)1 to the Registration Statement) and Section 4 of the Sub-Advisory Agreement (Exhibit (d)2 to the Registration Statement) limit the liability of Lincoln National Investment Management Company and Fidelity Management Trust Company to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

               The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

     Item 26.  Business and Other Connections of Investment Adviser


               Information pertaining to any business and other connections of Registrant's investment adviser, Lincoln Investment, is hereby incorporated by reference from the section captioned "Management of the Fund" in the Prospectus forming Part A of this Registration Statement, the section captioned "Investment Adviser and Sub-Adviser" in the Statement of Additional Information forming Part B of this Registration Statement, and Item 7 of Part II of Lincoln Investment's Form ADV filed separately with the Commission (File No. 801-5098). Information pertaining to any business and other connections of Registrant's sub-investment adviser, Fidelity Management Trust Co. ("Fidelity") is incorporated by reference from the section of the Prospectus captioned "Management of the Fund," the section of the Statement of Additional Information captioned "Investment Adviser and Sub-Adviser," and Item 7 of Part II Fidelity's Form ADV filed separately with the Commission (File No. 801-7884).

               The other businesses, professions, vocations, and employment of a substantial nature, during the past two years, of the directors and officers of Lincoln Investment and Fidelity are hereby incorporated by reference, respectively, from Schedules A and D of Lincoln Investment's Form ADV and from Schedules A and D of Fidelity's Form ADV.


          (a) As of January 13, 1999, the officers and/or directors of the Investment Adviser held the following positions:



                          POSITION               OTHER SUBSTANTIAL BUSINESS
                          INVESTMENT             PROFESSION, VOCATION OR
NAME                      ADVISER                EMPLOYMENT; ADDRESS
------------------------  ---------------------  ---------------------------------------------------------
JoAnn Becker              Senior Vice President  200 East Berry Street,
                                                 Fort Wayne, Indiana 46802

David A. Berry            Vice President         Vice President, Lincoln National Income Fund, Inc. and
                                                 Lincoln National Convertible Securities Fund, Inc.,
                                                 Second Vice President, Lincoln Life & Annuity Company of
                                                 New York, 200 East Berry Street, Fort Wayne, Indiana
                                                 46802

Steven R. Brody           Senior Vice President  President and Director, Lincoln National Realty
                          and Director           Corporation; Vice President, The Lincoln National Life
                                                 Insurance Company, and Lincoln Advisor Funds, Inc., 200
                                                 East Berry Street, Fort Wayne, Indiana 46802

David C. Fischer          Vice President         Vice President, Lincoln National Income Fund, Inc. 200
                                                 East Berry Street
                                                 Fort Wayne, Indiana 46802

Mark Laurent              Second Vice President  200 East Berry Street, Fort Wayne, Indiana 46802

J. Michael Keefer         Vice President         200 East Berry Street, Fort Wayne, Indiana 46802
                          General Counsel and
                          Assistant Secretary,
                          And Director

Thomas M. McMeekin        President and          President and Director, Lincoln National Convertible
                          Director               Securities Fund, Inc., Lincoln National Income Fund,
                                                 Inc., President, Chief Executive Officer and Director,
                                                 Lincoln National Mezzanine Corporation; Executive Vice
                                                 President and Chief Investment Officer, Lincoln National
                                                 Corporation; Director, Delaware Management Holdings,
                                                 Inc., Lincoln National (China) Inc., Lincoln National
                                                 (India) Inc., Lincoln National Investment Companies,
                                                 Inc., Lincoln National Realty Corporation, Lynch & Mayer,
                                                 Inc., Vantage Global Advisors, Lincoln National Life
                                                 Insurance Company, 200 East Berry Street, Fort Wayne,
                                                 Indiana 46802 Other Substantial Business

Jil Schoeff-Lindholm      Portfolio Manager      200 East Berry Street, Fort Wayne, Indiana 46802

Cedrick Walta             Short Term Investment  200 East Berry Street, Fort Wayne, Indiana 46802
                          Manager

Denny Westrick            Second Vice President  200 East Berry Street, Fort Wayne, Indiana 46802

Jay Yentis                Second Vice President  200 East Berry Street, Fort Wayne, Indiana 46802



          (b) The Sub-Advisor. As of March 1, 1998, the officers and/or directors of the Sub-Advisor are as follows:

                       Fidelity Management Trust Company
                       82 Devonshire Street
                       Boston, MA 02109

                               FMTC OFFICERS AND DIRECTORS
                               ----------------------------

               Name                              Title
               ----                              -----
               Denis M. McCarthy                 Chairman of the Board,
                                                 President and Chief
                                                 Executive Officer;
                                                 Director;

               Edward E. Madden                  Vice Chairman; Director;

               John P. O'Reilly, Jr.             Executive Vice President,
                                                 Administration; Director;

               Cynthia Egan                      Executive Vice President,
                                                 Trustee Services;

               John E. Murphy                    Senior Vice President,
                                                 Chief Financial Officer and
                                                 Treasurer; Director;

               J. Gary Burkhead                  Director;

               Abigail P. Johnson                Director;

               Robert L. Reynolds                Director;

               Ralph B. Vogel                    Director;

               John P. Wilkins                   Director;


               Jill Roosevelt                    Senior Vice President

               Robert Tuckett                    Vice President

               Vincent Walsh                     Vice President

               Paul M. Cahill, Jr.               Vice President

               Kenneth Fazio                     Vice President

               Regina Sullivan                   Vice President

               Mark Harris                       Vice President

               Ren Y. Cheng                      Vice President

               Katherine Collins                 Vice President

               Joseph Day                        Vice President

               Jennifer Farrelly                 Vice President

               Richard Fentin                    Vice President

               Timothy Hefferman                 Vice President

               Brad Lewis                        Vice President

               J. Fergus Shiel                   Vice President

               Steve Snider                      Vice President

               Tom Sprague                       Vice President

               George Vanderheiden               Vice President

               Robert K. Duby                    Vice President

               Andrew J. Dudley                  Vice President

               George Fischer                    Vice President

               Kevin Grant                       Vice President

               Curt Hollingsworth                Vice President

               Norman Lind                       Vice President

               Charles Morrison                  Vice President

               Ford E. O'Neil                    Vice President

               Thomas J. Silvia                  Vice President

               Christine Thompson                Vice President

               John Carlson                      Vice President

               Barry Coffman                     Vice President

               Bart Grenier                      Vice President

               Tom Hense                         Vice President

               Mark Notkin                       Vice President

               Thomas T. Soviero                 Vice President

               Robin Lee Foley                   Vice President

               Robert Galusza                    Vice President


               Michael Hall                      Vice President

               Stephanie Sales                   Vice President

               Mark Sommer                       Vice President

               Veronica Ferro                    Vice President

               Brian Keeney                      Vice President

               Robert Perrotta                   Vice President

               Jonathan Weed                     Vice President

               Michael Elizondo                  Vice President

               Thomas P. Lavin                   Vice President

               Mark P. Snyderman                 Vice President

               Richard Biester                   Vice President

               Sally Bunn Miller                 Vice President

               Louis Russo                       Vice President

               Maureen Garrity                   Vice President

               Matthew J. Appolstein             Vice President

               Paul Medici                       Vice President

               Tricia Cristoforo                 Vice President

               Kevin Long                        Vice President

               Douglas Ciccolo                   Vice President

               John DiBenedetto                  Vice President

               Cheryl Gladstone                  Vice President

               Joe LoDato                        Vice President

               Kenneth Trchub                    Vice President

               Steve Quackenbush                 Vice President

               Myra J. Wonisch                   Assistant Vice President,
                                                 Investments

               Mary Cross                        Assistant Vice President

               Erica Fotta                       Assistant Vice President

               James McInerncy                   Assistant Vice President

               John Saxe                         Assistant Vice President


               Walter Downey                     Senior Vice President

               Karen Firestone                   Senior Vice President

               Cesar Hernandez                   Senior Vice President

               Robert L. Macdonald               Senior Vice President

               John McDowell                     Senior Vice President

               Neal Miller                       Senior Vice President

               Stephen Petersen                  Senior Vice President

               Kennedy Richardson                Senior Vice President

               Scott Stewart                     Senior Vice President

               Beth Terrana                      Senior Vice President

               Dwight Churchill                  Senior Vice President

               Boyce Greer                       Senior Vice President

               Robert Middlebrook                Senior Vice President

               Margaret Eagle                    Senior Vice President

               Robert Lawrence                   Senior Vice President

               Barry Greenfield                  Senior Vice President

               Mike E. Miles                     Senior Vice President

               Lee Sandwen                       Senior Vice President

               Charles McKenzie                  Senior Vice President

               Michael Forrester                 Senior Vice President

               William Fink                      Senior Vice President

               Jeffrey Lagarce                   Senior Vice President

               Bradford Allinson                 Senior Vice President

               Arthur J. Greenwood               Senior Vice President

               Walter Lindsay                    Senior Vice President

               William Lynch                     Senior Vice President

               R. Reuel Stanley                  Senior Vice President

               Garrett Williams                  Senior Vice President

               David Yearwood                    Senior Vice President

               Theresa M. Messina                Senior Vice President

               Ellen McCarthy                    Senior Vice President

               James Cornell                     Senior Vice President

               Frimette Field                    Senior Vice President


               Rich Durben                       Trust Officer

               Karen Grethen                     Trust Officer

               Megan Roberts                     Trust Officer

               Deborah C. Segal                  Trust Officer

               Amy J. Zelman                     Trust Officer

               Mohsin Ansari                     Investment Officer

               David Ben-ur                      Investment Officer

               Daniel Evans                      Investment Officer

               Ellen McCarthy                    Affirmative Action Officer

               Ellen McCarthy                    CRA Liaison Officer

               Lisa Menelly                      Clerk

               William Corson                    Assistant Clerk

               Douglas Kant                      Assistant Clerk

               John Kimpel                       Assistant Clerk

               John P. O'Reilly                  Assistant Clerk

               Regina Sullivan                   Assistant Clerk



     Item 27.  Principal Underwriters


               Not applicable.


     Item 28.  Location of Accounts and Records

               See Exhibit 23(r).



     Item 29.  Management Services


               Not applicable.


     Item 30.  Undertakings


               Registrant furnishes the following undertakings pursuant to the Securities Act of 1933 (the "Act"):

               The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c).

               The Registrant undertakes to file a post-effective amendment, including financial statements which need not be certified, within four to six months from the effective date of the Registrant's 1933 Act Registration Statement.

               The Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Wayne, and State of Indiana, on the 28th day of January, 1999



                                          LINCOLN NATIONAL
                                          EQUITY INCOME FUND, INC.


                                          By /s/ Kelly D. Clevenger
                                             ----------------------------
                                             Kelly D. Clevenger
                                             President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on January 28, 1999, by the following persons in the capacities indicated.


Signature                   Title                                      Date
----------                  -----                                      ----

/s/ Kelly D. Clevenger      Chairman of the Board,             January 28, 1999
-----------------------     President and Director
Kelly D. Clevenger          (Principal Executive Officer)

*                           Director                           January 28, 1999
-----------------------
John B. Borsch, Jr.

                            Director                           January  , 1999
-----------------------
Kenneth G. Stella

                            Director                           January  , 1999
-----------------------
Barbara S. Kowalczyk

*                           Director                           January 28, 1999
-----------------------
Nancy L. Frisby

/s/Eric C. Jones            Chief Accounting Officer           January 28, 1999
-----------------------     (Principal Accounting Officer)
Eric C. Jones

/s/ Janet C. Chrzan        Vice President and Treasurer        January 28, 1999
-----------------------     (Principal Financial Officer)
Janet C. Chrzan

*By /s/ Jeremy Sachs      pursuant to a Power of Attorney filed with the initial
   -------------------    filing of this Registration Statement.
   Jeremy Sachs